MONEY MARKET FUNDS
                               SEMI-ANNUAL REPORT
                               For the six months ended December 31, 2000

                                                                [One Group Logo]

                                                   ONE GROUP(R) PRIME MONEY MARKET FUND
                                                   ONE GROUP(R) U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                   ONE GROUP(R) MUNICIPAL MONEY MARKET FUND
                                                   ONE GROUP(R) MICHIGAN MUNICIPAL MONEY MARKET FUND
                                                   ONE GROUP(R) OHIO MUNICIPAL MONEY MARKET FUND

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

     This material must be preceded or accompanied by a current prospectus.

Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 2000

Portfolio Performance Review ...............................    3
Schedules of Portfolio Investments .........................    4
Statements of Assets and Liabilities .......................   22
Statements of Operations ...................................   23
Statements of Changes in Net Assets ........................   24
Schedules of Capital Stock Activity ........................   26
Financial Highlights .......................................   28
Notes to Financial Statements ..............................   44

                 (This page has been left blank intentionally.)

One Group Mutual Funds
--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE REVIEW                                   DECEMBER 31, 2000

GROWTH FINALLY SLOWS
In the second half of 2000, the economy finally felt the effects of the Federal Reserve's interest rate hikes. Signs of a slowdown were evident in production and manufacturing numbers, consumer spending and employment growth, which all started to cool off.

It's important to keep in mind that although the economy has slowed, it has slowed from robust, outsized growth. It is unlikely that the economy could have maintained the high rate of growth registered in the last few years. 2000 represented the fourth-consecutive year that economic growth exceeded 4.0%--a feat that hasn't happened since the 1960s. We believe there is plenty of room for the economy to slow down and still remain healthy.

LANDING LIKELY TO BE SOFT
The economy enters 2001 in a state of transition. The key question facing investors is whether we experience the hard landing of a recession or the soft landing of continued healthy growth and low inflation.

It's difficult to envision a hard landing without a dramatic slowdown in consumer spending growth. And although consumer spending did slow in 2000, the fundamentals moving forward continue to be favorable. Most important, the labor market appears to be exceptionally tight. Additionally, average worker pay increases continue to outpace the inflation rate. Given these positive labor market fundamentals, consumer confidence seems to be high, which should help support continued economic growth.

Furthermore, when the economy is headed for a recession, inflation tends to be at a high level. For example, looking at the outset of the last five recessions, the lowest inflation rate was 5.7%. Today's inflation rate is approximately 3.5%, a long way from a typical recessionary-type figure.

The Fed also plays a key role. If all else fails, we believe that the Fed will step in and continue to lower interest rates in an attempt to avoid an economic recession.

For these reasons, we find a soft-landing scenario much more compelling than a hard landing. In fact, after growing at approximately 5.0% for 2000, we expect the economy to grow by 2.5% in 2001, a slower but nonetheless solid rate.

INFLATION TO REMAIN IN CHECK
On the inflation front, the key issues are energy prices and wage pressures. Energy costs continued their march upward in 2000, and the risk for 2001 is that these price increases filter through the broader economy. The good news is that has yet to happen, and with OPEC boosting production in 2000, there is reason to believe that crude oil prices may fall in 2001 and push the overall inflation rate lower.

More worrisome, though, is the trend toward higher wages. Although rising wages are a boon for U.S. consumers, there is the potential for wage pressures to boost inflation. But if productivity, which has been improved in recent years by technological innovation, continues to post strong increases, wage pressures should be less likely to spark higher inflation in 2001.

SLOWER GROWTH SHOULD COMFORT FED
So where does this leave the Fed? The Fed has to be comforted by slower economic growth and stable inflation. But, any signs of excessive weakness in the economy are sure to keep the central bank on alert. When all is said and done, we believe that more moderate, but still positive, economic growth along with tame inflation will be the main theme of 2001. We expect that the Fed will assist this soft-landing scenario by further easing short-term interest rates.

/s/ Anthony Chan
Anthony Chan, Ph.D.
Managing Director and Chief Economist
Banc One Investment Advisors Corporation

One Group Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER (54.4%):
Asset Backed (42.8%):
$ 65,000    Amsterdam Funding Corp., 6.69%,
              1/4/01 (b) ......................  $   64,964
 150,000    Amsterdam Funding Corp., 6.65%,
              1/8/01 (b) ......................     149,806
 100,000    Atlantis One Funding Corp., 6.55%,
              1/16/01 (b) .....................      99,727
  33,886    Atlantis One Funding Corp., 6.50%,
              2/13/01 (b) .....................      33,623
 175,124    Atlantis One Funding Corp., 6.45%,
              2/16/01 (b) .....................     173,681
  50,000    Bavaria T.R.R. Corp., 6.68%,
              1/16/01 (b) .....................      49,861
  31,215    Bavaria T.R.R. Corp., 6.48%,
              3/23/01 (b) .....................      30,760
 100,000    Bavaria Universal Funding Corp.,
              6.56%, 2/14/01 (b) ..............      99,198
 116,000    Bavaria Universal Funding Corp.,
              6.61%, 4/2/01 (b) ...............     116,000
  70,000    Brahms Funding Corp., 6.48%, 2/6/01
              (b) .............................      69,546
  77,000    Breeds Hill Capital Company,
              L.L.C., 6.56%, 1/17/01 (b) ......      76,776
  97,500    C.C. (USA), Inc., 6.51%, 2/1/01
              (b) .............................      96,953
  27,000    C.C. (USA), Inc., 6.49%, 3/1/01
              (b) .............................      26,713
  75,000    Citibank Capital Markets Assets,
              Inc., 6.56%, 1/11/01 (b) ........      74,863
  25,000    Citibank Capital Markets Assets,
              Inc., 6.56%, 1/11/01 (b) ........      24,954
  75,000    Citibank Capital Markets Assets,
              Inc., 6.54%, 1/19/01 (b) ........      74,755
  89,297    Concord Minutemen Capital Co.,
              L.L.C., 6.57%, 1/23/01 (b) ......      88,938
  32,000    Concord Minutemen Capital Co.,
              L.L.C., 6.66%, 1/29/01 (b) ......      31,834
  31,057    Concord Minutemen Capital Co.,
              L.L.C., 6.44%, 4/23/01 (b) ......      30,435
  43,201    Crown Pointe Capital Co., 6.51%,
              2/22/01 (b) .....................      42,795
  50,000    CXC, Inc., 6.55%, 1/18/01 (b) .....      49,845
  50,000    CXC, Inc., 6.54%, 1/30/01 (b) .....      49,737
  95,000    Forrestial Funding Master Trust,
              6.54%, 1/26/01 (b) ..............      94,569
  61,573    Giro-Multi Funding Corp., 6.57%,
              2/28/01 (b) .....................      60,921
  62,500    Great Lakes Funding Corp., 6.58%,
              1/29/01 (b) .....................      62,180
 100,000    Greyhawk Funding L.L.C., 6.59%,
              1/19/01 (b) .....................      99,671
  50,000    Greyhawk Funding L.L.C., 6.50%,
              2/6/01 (b) ......................      49,675

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Asset Backed, continued:
$ 50,000    Greyhawk Funding L.L.C., 6.55%,
              2/13/01 (b) .....................  $   49,609
 100,217    Halogen Capital Co., L.L.C., 6.50%,
              2/20/01 (b) .....................      99,312
  41,436    Intrepid Funding Master Trust,
              6.50%, 2/21/01 (b) ..............      41,054
  45,000    K2 (USA) L.L.C., 6.49%, 8/8/01
              (b) .............................      44,465
  35,235    K2 (USA) L.L.C., 6.47%, 3/22/01
              (b) .............................      34,728
  43,600    K2 (USA) L.L.C., 6.44%, 4/17/01
              (b) .............................      42,773
 120,000    Kitty Hawk Funding Corp., 6.48%,
              3/1/01 (b) ......................     118,726
 154,131    Kitty Hawk Funding Corp., 6.46%,
              3/20/01 (b) .....................     151,976
 131,000    Lexington Parker Capital Co.,
              L.L.C., 6.42%, 6/1/01 (b) .......     127,472
 103,436    Lexington Parker Capital Co.,
              L.L.C., 6.52%, 3/2/01 (b) .......     102,312
  68,232    Lexington Parker Capital Co.,
              L.L.C., 6.41%, 4/19/01 (b) ......      66,920
  26,000    Links Finance L.L.C., 6.49%, 3/8/01
              (b) .............................      25,691
  50,000    Moat Funding L.L.C., 6.42%, 4/26/01
              (b) .............................      48,975
 122,000    Moat Funding L.L.C., 6.42%, 4/27/01
              (b) .............................     119,476
 100,000    Montauk Funding Corp., 6.51%,
              2/8/01 (b) ......................      99,313
 100,000    Montauk Funding Corp., 6.51%,
              2/15/01 (b) .....................      99,186
  89,000    Newcastle (Discover Card Mt),
              6.70%, 1/9/01 (b) ...............      88,867
  24,835    Newcastle (Discover Card Mt),
              6.70%, 1/12/01 (b) ..............      24,784
  47,159    Old Line Funding Corp., 6.60%,
              1/5/01 (b) ......................      47,124
  43,670    Receivables Capital Corp., 6.52%,
              2/23/01 (b) .....................      43,251
  50,000    Sheffield Receivables Corp., 6.56%,
              1/19/01 (b) .....................      49,836
  45,000    Sigma Finance, Inc., 6.54%, 2/8/01
              (b) .............................      44,689
 150,000    Special Purpose Accounts Receivable
              Cooperative Corp., 6.63%,
              6/25/01* (b) ....................     150,000
  35,000    Tannehill Capital Company, L.L.C.,
              6.72%, 1/12/01 (b) ..............      34,928
  64,953    Tannehill Capital Company, L.L.C.,
              6.67%, 1/26/01 (b) ..............      64,652
 145,000    Tannehill Capital Company, L.L.C.,
              6.54%, 2/20/01 (b) ..............     143,683

Continued

One Group Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Asset Backed, continued:
$100,000    Variable Funding Corp., 6.54%,
              1/12/01 (b) .....................  $   99,800
 100,000    Variable Funding Corp., 6.52%,
              2/9/01 (b) ......................      99,294
  75,000    WCP Funding, Inc., 6.57%, 2/2/01
              (b) .............................      74,562
                                                 ----------
                                                  4,160,238
                                                 ----------
Auto Parts (0.5%):
  50,000    Eaton Corp., 6.75%, 1/8/01 (b) ....      49,934
                                                 ----------
Banking (6.5%):
 130,000    AB Spintab, 6.55%, 1/10/01 ........     129,787
  65,000    Banco Bradesco S.A., 6.42%,
              5/16/01 .........................      63,435
  52,500    Galicia Buenos Aires Funding Corp.,
              6.46%, 3/23/01 ..................      51,737
 150,000    Rabobank Nederland, 6.70%,
              1/2/01 ..........................     149,972
  89,600    Svenska Handelsbanken, 6.60%,
              1/17/01 .........................      89,337
 104,600    Swedbank, 6.40%, 4/10/01 ..........     102,759
  50,000    UBN Delaware, 6.60%, 1/26/01 ......      49,771
                                                 ----------
                                                    636,798
                                                 ----------
Brokerage Services (3.4%):
 100,000    Lehman Brothers Holdings, Inc.,
              6.38%, 6/29/01 ..................      96,827
  74,000    Lehman Brothers Holdings, Inc.,
              6.33%, 7/16/01 ..................      71,448
  84,000    Lehman Brothers Holdings, Inc.,
              6.37%, 7/25/01 ..................      80,952
  84,000    Lehman Brothers Holdings, Inc.,
              6.37%, 7/27/01 ..................      80,923
                                                 ----------
                                                    330,150
                                                 ----------
Miscellaneous Business Credit Institutions (1.2%):
  80,000    National Rural Utilities
              Cooperative Finance Corp., 6.48%,
              2/7/01 ..........................      79,467
  42,000    National Rural Utilities
              Cooperative Finance Corp., 6.44%,
              3/9/01 ..........................      41,497
                                                 ----------
                                                    120,964
                                                 ----------
  Total Commercial Paper                          5,298,084
                                                 ----------
CORPORATE NOTES/MEDIUM TERM NOTES (32.3%):
Asset Backed (30.4%):
  50,000    Belford Funding Co., L.L.C., 6.76%,
              12/17/01 (b) ....................      50,000
  53,000    Beta Finance, Inc., 6.61%, 1/25/01
              (b) .............................      53,000
  75,000    Beta Finance, Inc., 6.66%, 2/5/01
              (b) .............................      75,000
 100,000    Beta Finance, Inc., 6.87%, 10/10/01
              (b) .............................     100,000

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
Asset Backed, continued:
$ 20,000    C.C. (USA), Inc., 6.62%, 1/24/01
              (b) .............................  $   20,000
  50,000    C.C. (USA), Inc., 6.63%, 2/1/01
              (b) .............................      50,000
  50,000    C.C. (USA), Inc., 6.44%, 11/26/01
              (b) .............................      50,000
  50,000    Dorada Finance, Inc., 6.63%,
              1/18/01 (b) .....................      50,000
  37,500    Dorada Finance, Inc., 6.75%,
              10/12/01 (b) ....................      37,510
  50,000    K2 (USA) L.L.C., 6.82%, 2/15/01
              (b) .............................      50,000
  35,000    K2 (USA) L.L.C., 6.80%, 3/29/01
              (b) .............................      35,000
  35,000    K2 (USA) L.L.C., 6.83%, 4/17/01
              (b) .............................      35,000
  26,000    K2 (USA) L.L.C., 7.21%, 5/8/01
              (b) .............................      26,001
  50,000    K2 (USA) L.L.C., 7.48%, 5/22/01
              (b) .............................      50,000
  50,000    Lexington Parker Capital Co.,
              L.L.C., 6.75%, 1/22/01 (b) ......      50,000
 150,000    Lexington Parker Capital Co.,
              L.L.C., 6.75%, 1/25/01 (b) ......     150,000
  35,000    Liberty Lighthouse U.S. Capital
              Co., L.L.C., 6.74%, 8/24/01 .....      34,998
  45,000    Liberty Lighthouse U.S. Capital
              Co., L.L.C., 6.44%, 9/25/01 .....      45,000
  75,000    Liberty Lighthouse U.S. Capital
              Co., L.L.C., 6.74%, 10/22/01 ....      75,000
  50,000    Liberty Lighthouse U.S. Capital
              Co., L.L.C., 6.44%, 11/15/01 ....      50,000
  50,000    Links Finance L.L.C., 6.75%, 2/5/01
              (b) .............................      50,000
  50,000    Links Finance L.L.C., 6.82%,
              2/15/01 (b) .....................      50,000
  51,000    Links Finance L.L.C., 6.78%,
              2/26/01 (b) .....................      51,000
  50,000    Links Finance L.L.C., 6.77%,
              3/15/01 (b) .....................      50,000
 194,621    Merrill Lynch Mortgage Investors,
              Inc., 6.68%, 11/27/01* ..........     194,605
 100,000    Racers Series 1999-35-MM-ZCMT,
              6.74%, 12/15/01* (b) ............     100,000
 250,000    Racers Series 2000-MM-7, 6.75%,
              5/30/01* (b) ....................     249,999
 100,000    Sigma Finance, Inc., 6.42%,
              11/20/01 (b) ....................     100,000
  50,000    Sigma Finance, Inc., 6.45%,
              11/27/01 (b) ....................      50,000
 100,000    Sigma Finance, Inc., 6.45%,
              12/11/01 (b) ....................     100,000
  51,000    Sigma Finance, Inc., 6.85%, 2/26/01
              (b) .............................      51,000

Continued

One Group Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
Asset Backed, continued:
$ 50,000    Sigma Finance, Inc., 6.80%, 3/28/01
              (b) .............................  $   50,000
  50,000    Sigma Finance, Inc., 6.84%, 4/17/01
              (b) .............................      50,000
  50,000    Sigma Finance, Inc., 6.90%, 5/2/01
              (b) .............................      50,000
 150,000    Strategic Money Market Trust,
              Series 1999-A, 6.73%, 3/14/01*
              (b) .............................     150,000
  60,000    Strategic Money Market Trust,
              Series 1999-A, 6.79%, 3/14/01*
              (b) .............................      60,000
 225,000    Structured Products Asset Return
              Certificates, 6.80%, 1/24/01*
              (b) .............................     225,000
 107,000    Syndicated Loan Funding Trust,
              Series 2000-12, 6.68%, 6/15/01*
              (b) .............................     107,000
  48,000    Syndicated Loan Funding Trust,
              Series 2000-2, 6.88%, 2/15/01*
              (b) .............................      48,000
  90,000    Syndicated Loan Funding Trust,
              Series 2000-7, 6.71%, 3/15/01*
              (b) .............................      90,000
                                                 ----------
                                                  2,963,113
                                                 ----------
Banking (1.3%):
  81,000    Fleet Boston Financial Corp.,
              6.48%, 3/13/01 ..................      80,986
  50,000    U.S. Bank N.A., 6.70%, 6/20/01 ....      50,007
                                                 ----------
                                                    130,993
                                                 ----------
Brokerage Services (0.3%):
  25,000    Goldman Sachs Group, Inc., 6.98%,
              1/9/01* (b) .....................      25,001
                                                 ----------
Miscellaneous Business Credit Institutions (0.3%):
  30,000    National Rural Utilities
              Cooperative Finance Corp., 6.72%,
              7/20/01 .........................      30,002
                                                 ----------
  Total Corporate Notes/Medium Term Notes         3,149,109
                                                 ----------
FUNDING AGREEMENTS (6.3%):
Insurance (6.3%):
  50,000    Allstate Life Insurance Co., 6.82%,
              9/5/01* .........................      50,000
 100,000    Allstate Life Insurance Co., 6.93%,
              2/15/01* ........................     100,000

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
FUNDING AGREEMENTS, CONTINUED:
Insurance, continued:
$265,000    Peoples Benefit Life Insurance Co.,
              6.94%, 7/13/01 ..................  $  265,000
  50,000    Peoples Benefit Life Insurance Co.,
              6.93%, 8/10/01* .................      50,000
 100,000    Transamerica Life Insurance &
              Annuity Co., 6.67%, 1/11/02*
              (b) .............................     100,000
  50,000    Transamerica Life Insurance &
              Annuity Co., 6.36%, 12/9/02* ....      50,000
                                                 ----------
  Total Funding Agreements                          615,000
                                                 ----------
CERTIFICATES OF DEPOSIT (2.1%):
Banking (2.1%):
 100,000    Natexis U.S. Finance Corp., 6.65%,
              1/22/01 .........................     100,000
 100,000    National Australia Bank, 6.65%,
              1/31/01* ........................     100,000
                                                 ----------
  Total Certificates of Deposit                     200,000
                                                 ----------
PROMISSORY NOTES (1.0%):
Brokerage Services (1.0%):
 100,000    Goldman Sachs Group Inc., 6.70%,
              4/6/01 ..........................     100,000
                                                 ----------
  Total Promissory Notes                            100,000
                                                 ----------
REPURCHASE AGREEMENTS (3.7%):
 363,281    Countrywide Securities Corp.,
              6.45%, 1/2/01, (Collateralized by
              $425,793 various U.S. Government
              Securities, 5.00% - 8.00%,
              2/15/14 - 12/20/30, market value
              $370,553) .......................     363,281
                                                 ----------
  Total Repurchase Agreements                       363,281
                                                 ----------
Total (Amortized Cost $9,725,474)(a)             $9,725,474
                                                 ==========

------------
Percentages indicated are based on net assets of $9,745,007.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144A and/or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $6,898,683 or 70.79% of net assets.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

See notes to financial statements.

One Group Mutual Funds
U.S. Treasury Securities Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
U.S. TREASURY OBLIGATIONS (6.6%):
U.S. Treasury Bills (0.2%):
$ 13,205    1/16/01 ...........................  $   13,172
                                                 ----------
U.S. Treasury Notes (6.4%):
  13,205    4.63%, 1/2/01 .....................      13,204
 150,000    4.50%, 1/31/01 ....................     149,846
 200,000    5.00%, 4/30/01 ....................     199,054
  25,000    5.25%, 5/31/01 ....................      24,852
  50,000    6.50%, 5/31/01 ....................      49,974
                                                 ----------
                                                    436,930
                                                 ----------
  Total U.S. Treasury Obligations                   450,102
                                                 ----------
REPURCHASE AGREEMENTS (90.9%):
 200,000    Barclays De Zoette Wedd, 6.00%,
              1/2/01, (Collateralized by
              $172,246 various U.S. Treasury
              Securities, 3.88% - 9.25%,
              2/28/03 - 4/15/29, market value
              $204,000) .......................     200,000
 300,000    Credit Suisse First Boston, 6.40%,
              1/8/01, (Collateralized by
              $301,814 various U.S. Treasury
              Securities, 5.50% - 6.38%,
              6/30/01 - 11/30/02, market value
              $307,508) .......................     300,000
 175,000    Goldman Sachs, 6.00%, 1/2/01,
              (Collateralized by $162,608
              various U.S. Treasury Securities,
              4.50% - 13.13%,
              12/31/00 - 5/15/30, market value
              $178,500) .......................     175,000
 300,000    Goldman Sachs, 6.39%, 1/4/01,
              (Collateralized by $278,758
              various U.S. Treasury Securities,
              3.88% - 9.25%, 2/28/03 - 4/15/29,
              market value $306,000) ..........     300,000
 500,000    Goldman Sachs, 6.30%, 1/16/01,
              (Collateralized by $464,596
              various U.S. Treasury Securities,
              3.88% - 9.25%, 2/28/03 - 4/15/29,
              market value $510,000) ..........     500,000
 700,000    Goldman Sachs, 6.33%, 1/16/01,
              (Collateralized by $650,435
              various U.S. Treasury Securities,
              3.88% - 9.25%, 2/28/03 - 4/15/29,
              market value $714,001) ..........     700,000
 300,000    Greenwich Capital, Inc., 6.00%,
              1/2/01, (Collateralized by
              $250,880 various U.S. Treasury
              Securities, 3.88% - 14.00%,
              8/15/03 - 4/15/29, market value
              $306,003) .......................     300,000

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
REPURCHASE AGREEMENTS, CONTINUED:
$300,000    J.P. Morgan Securities, 6.00%,
              1/2/01, (Collateralized by
              $269,585 various U.S. Treasury
              Securities, 0.00% - 13.88%,
              2/28/01 - 2/15/27, market value
              $306,000) .......................  $  300,000
 300,000    Lehman Brothers, 6.48%, 1/25/01,
              (Collateralized by $251,948
              various U.S. Treasury Securities,
              4.75% - 14.25%,
              2/15/01 - 11/15/27, market value
              $305,894) .......................     300,000
 300,000    Morgan Stanley, 6.46%, 1/11/01,
              (Collateralized by $299,263
              various U.S. Treasury Securities,
              6.00% - 6.38%, 9/30/01 - 9/30/02,
              market value $306,051) ..........     300,000
 300,000    Salomon Smith Barney, 6.00%,
              1/2/01, (Collateralized by
              $259,860 various U.S. Treasury
              Securities, 6.38% - 8.13%,
              6/30/02 - 8/15/21, market value
              $306,115) .......................     300,000
 300,000    Societe Generale, 6.00%, 1/2/01,
              (Collateralized by $281,265
              various U.S. Treasury Securities,
              4.63% - 11.25%,
              12/31/00 - 2/15/29, market value
              $306,208) .......................     300,000
 140,000    State Street Bank and Trust, 4.50%,
              1/2/01, (Collateralized by
              $136,823 various U.S. Treasury
              Securities, 4.75% - 7.50%,
              12/30/01 - 11/15/08, market value
              $142,819) .......................     140,000
 188,122    State Street Bank and Trust, 6.00%,
              1/2/01, (Collateralized by
              $183,852 various U.S. Treasury
              Securities, 4.75% - 7.50%,
              12/30/01 - 11/15/08, market value
              $191,909) .......................     188,122
 300,000    UBS Warburg, 6.00%, 1/2/01,
              (Collateralized by $293,117
              various U.S. Treasury Securities,
              5.38% - 6.63%, 2/28/02 - 8/15/10,
              market value $306,004) ..........     300,000
 200,000    Westdeutsche Landesbank, 6.35%,
              1/2/01, (Collateralized by
              $179,735 U.S. Treasury Security,
              6.38%, 8/15/27, market value
              $204,000) .......................     200,000

Continued

One Group Mutual Funds
U.S. Treasury Securities Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
REPURCHASE AGREEMENTS, CONTINUED:
$785,000    Westdeutsche Landesbank, 6.05%,
              1/2/01, (Collateralized by
              $764,132 various U.S. Treasury
              Securities, 5.50% - 6.50%,
              6/30/01 - 8/15/27, market value
              $800,701) .......................  $  785,000
 300,000    Westdeutsche Landesbank, 6.40%,
              1/8/01, (Collateralized by
              $234,623 U.S. Treasury Security,
              7.88%, 2/15/21, market value
              $306,000) .......................     300,000

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
REPURCHASE AGREEMENTS, CONTINUED:
$300,000    Westdeutsche Landesbank, 6.35%,
              1/9/01, (Collateralized by
              $240,392 various U.S. Treasury
              Securities, 6.38% - 7.88%,
              2/15/21 - 8/15/27, market value
              $306,000) .......................  $  300,000
                                                 ----------
  Total Repurchase Agreements                     6,188,122
                                                 ----------
Total (Amortized Cost $6,638,224)(a)             $6,638,224
                                                 ==========

------------
Percentages indicated are based on net assets of $6,811,488.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
 ANTICIPATION NOTES (5.6%):
Colorado (1.2%):
 $20,000    Tax & Revenue, 5.00%, 6/27/01 .....  $   20,063
                                                 ----------
Kentucky (0.5%):
   8,000    Asset/Liability Community General
              Fund, Tax & Revenue, Series A,
              5.25%, 6/27/01 ..................       8,026
                                                 ----------
New Mexico (1.9%):
  30,000    State Tax & Revenue, 5.00%,
              6/29/01 .........................      30,097
                                                 ----------
Wisconsin (0.8%):
  13,000    Waukesha School District Tax &
              Revenue, 4.75%, 8/22/01 .........      13,031
                                                 ----------
Wyoming (1.2%):
  20,000    State General Fund, Tax and
              Revenue, 5.00%, 6/27/01 .........      20,065
                                                 ----------
  Total Anticipation Notes                           91,282
                                                 ----------
MUNICIPAL NOTES (2.8%):
Indiana (0.3%):
   5,500    Indianapolis Thermal Energy
              Systems, 5.00%, 5/1/01, LOC:
              LaSalle Bank and Keybank ........       5,512
                                                 ----------
Michigan (2.2%):
  17,500    Michigan Municipal Bond Authority,
              Series C-2, 5.00%, 8/23/01, LOC:
              Morgan Guaranty .................      17,574
  17,000    State School Loan Notes, 5.00%,
              4/23/01 .........................      17,038
                                                 ----------
                                                     34,612
                                                 ----------
Minnesota (0.3%):
   5,000    School District, Tax & Aid, Series
              B, 4.75%, 2/16/01 ...............       5,004
                                                 ----------
  Total Municipal Notes                              45,128
                                                 ----------
TAX FREE COMMERCIAL PAPER (16.1%):
Alabama (1.4%):
   9,000    Phenix County IDA, Series 88, Mead
              Paper, 4.35%, 2/7/01, LOC: ABN
              AMRO ............................       9,000
  14,600    Phenix IDR, Series 88, Mead Paper,
              4.05%, 2/7/01, LOC: ABN AMRO ....      14,600
                                                 ----------
                                                     23,600
                                                 ----------
Arizona (1.0%):
   2,900    Mesa County Municipal Development
              Corp., Series 96A, 4.10%,
              1/17/01, LOC: Westdeutsche
              Landesbank ......................       2,900
  11,000    Mesa Municipal Development Corp.,
              Series 85, 4.30%, 1/11/01, LOC:
              Westdeutsche Landesbank .........      11,000

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
TAX FREE COMMERCIAL PAPER, CONTINUED:
Arizona, continued:
 $ 1,900    Mesa Municipal Development Corp.,
              Series A, 4.30%, 1/17/01, LOC:
              Westdeutsche Landesbank .........  $    1,900
                                                 ----------
                                                     15,800
                                                 ----------
Indiana (1.2%):
  19,400    Mt. Vernon PCR-GE-89A, 4.25%,
              1/25/01, LOC: General
              Electric ........................      19,400
                                                 ----------
Michigan (0.9%):
   5,000    State Building Authority, 4.35%,
              1/25/01, LOC: Canadian Imperial
              Bank of Commerce ................       5,000
  10,000    State Building Authority, 4.40%,
              3/1/01, LOC: Canadian Imperial
              Bank of Commerce ................      10,000
                                                 ----------
                                                     15,000
                                                 ----------
Minnesota (0.9%):
   3,500    Minneapolis/St. Paul Metro Airport,
              Series B, AMT, 4.30%, 2/7/01,
              LOC: Westdeutsche Landesbank ....       3,500
  10,800    Minneapolis/St. Paul Metro Airport,
              Series A, 4.30%, 3/1/01, LOC:
              Westdeutsche Landesbank .........      10,800
                                                 ----------
                                                     14,300
                                                 ----------
Nevada (0.7%):
  10,800    Las Vegas, Water District, Series
              A, 4.20%, 2/1/01, LOC:
              Westdeutsche Landesbank .........      10,800
                                                 ----------
New York (1.5%):
  25,000    New York City Municipal Water,
              4.20%, 1/10/01, LOC: Bayerische
              Landesbank ......................      25,000
                                                 ----------
Texas (5.3%):
   6,500    Brazos River Authority State
              Utilities, Series 94-A, AMT,
              4.30%, 2/15/01, LOC: Chase
              Manhattan Bank ..................       6,500
  25,000    City of Houston, Airport Revenue,
              Series A, AMT, 4.30%, 1/26/01,
              LOC: Westdeutsche Landesbank ....      25,000
  25,000    Public Finance Authority, Series
              93-A, 4.20%, 2/7/01 .............      25,000
  30,000    Public Finance Authority, Series
              93A, GO, 5.25%, 8/31/01 .........      30,188
                                                 ----------
                                                     86,688
                                                 ----------

Continued

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
TAX FREE COMMERCIAL PAPER, CONTINUED:
Washington (0.8%):
 $12,950    Seattle Municipal Light & Power,
              Revenue, 4.30%, 2/13/01, LIQ:
              Morgan Guaranty Trust ...........  $   12,950
                                                 ----------
West Virginia (2.4%):
  16,500    Public Energy Authority Revenue,
              Morgantown Energy Assoc., Series
              89A, AMT, 4.30%, 2/9/01, LOC:
              Dexia Credit Local De France ....      16,500
  12,100    Public Energy Authority, Revenue,
              Morgantown Energy Assoc., Series
              89A, AMT, 4.35%, 1/17/01, LOC:
              Dexia Credit Local De France ....      12,100
  10,600    Public Energy Authority, Revenue,
              Morgantown Energy Assoc., Series
              89A, AMT, 4.35%, 2/8/01, LOC:
              Dexia Credit Local De France ....      10,600
                                                 ----------
                                                     39,200
                                                 ----------
  Total Tax Free Commercial Paper                   262,738
                                                 ----------
DAILY DEMAND NOTES (9.3%):
Alabama (0.4%):
   3,150    Decatur, IDB, Solid Waste Revenue,
              AMOCO Chemical Co. Project,
              5.10%, 5/1/25, GTY: AMOCO
              Chemical Co.* ...................       3,150
   3,700    Phenix County, IDR, Mead Co. Coated
              Board Project, Series 93-A, AMT,
              5.00%, 6/1/28, LOC: Toronto
              Dominion Bank* ..................       3,700
                                                 ----------
                                                      6,850
                                                 ----------
Illinois (0.6%):
   3,800    Chicago Midway Airport Revenue,
              Second Lien, Series B, AMT,
              5.05%, 1/1/29, MBIA, LIQ:
              Commerzbank AG* .................       3,800
   5,400    Southwestern State Development
              Authority, Solid Waste, Series
              95, Shell Oil Co., River Ridge,
              AMT, 5.10%, 11/1/25, GTY: Shell
              Oil* ............................       5,400
                                                 ----------
                                                      9,200
                                                 ----------
Indiana (0.4%):
   6,100    Development Finance Authority,
              Environmental Revenue, PSI
              Energy, Inc., AMT, 5.10%, 8/1/28,
              LOC: Morgan Guaranty Trust* .....       6,100
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
DAILY DEMAND NOTES, CONTINUED:
Kansas (1.1%):
 $ 2,800    State Department Transportation
              Highway Revenue, 4.90%,
              9/1/20* .........................  $    2,800
  14,555    State Development Finance
              Authority, Revenue, Hays Medical
              Center, Series N, 5.05%, 5/15/26,
              LOC: Firstar Bank* ..............      14,555
                                                 ----------
                                                     17,355
                                                 ----------
Kentucky (0.5%):
   7,600    Lexington Fayette Urban County
              Airport Corp., Revenue, Series A,
              AMT, 5.10%, 7/1/28, MBIA* .......       7,600
                                                 ----------
Louisiana (0.4%):
   3,900    Plaquemines Parish, Environmental
              Revenue, BP Exploration & Oil,
              Inc., AMT, 5.10%, 10/1/24, GTY:
              British Petroleum Co., PLC* .....       3,900
   2,900    Plaquemines Parish, Environmental
              Revenue, British Petroleum
              Exploration & Oil, Inc. Project,
              AMT, 5.10%, 5/1/25, GTY: British
              Petroleum Co., PLC* .............       2,900
                                                 ----------
                                                      6,800
                                                 ----------
Michigan (0.9%):
   6,500    State Strategic Fund, Dow Chemical,
              5.20%, 12/1/30* .................       6,500
   4,300    University of Michigan Medical
              Center, Revenue, Series 95-A,
              4.90%, 12/1/27* .................       4,300
   3,400    University of Michigan, Medical
              Service Plan, Series A, 4.90%,
              12/1/27* ........................       3,400
                                                 ----------
                                                     14,200
                                                 ----------
Nevada (0.4%):
   6,900    Clark County IDR, Nevada
              Cogeneration Assoc., AMT, 5.10%,
              12/1/22, LOC: ABN AMRO* .........       6,900
                                                 ----------
Oregon (0.1%):
   2,200    Port of Portland, Special
              Obligation Revenue, Horizon
              Airlines Industries, Inc.
              Project, AMT, 5.00%, 6/15/27,
              LOC: Bank of Montreal* ..........       2,200
                                                 ----------
Texas (2.7%):
   6,300    Brazos River Authority, PCR, AMT,
              5.10%, 3/1/26, LOC: AMBAC* ......       6,300
   9,570    Brazos River Authority, PCR, AMT,
              5.10%, 4/1/30, LOC: Morgan
              Guaranty* .......................       9,570

Continued

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
DAILY DEMAND NOTES, CONTINUED:
Texas, continued:
 $22,700    Brazos River Authority, PCR, AMT,
              Utilities Electric Co., Series B,
              5.30%, 6/1/30, AMBAC* ...........  $   22,700
   1,300    Brazos River Harbor Navigation
              District, Revenue, Dow Chemical
              Co. Project, 5.20%, 5/1/23* .....       1,300
   5,400    Gulf Coast Waste Disposal
              Authority, PCR, Amoco Oil Co.
              Project, 5.10%, 5/1/23* .........       5,400
                                                 ----------
                                                     45,270
                                                 ----------
Virginia (1.3%):
   9,300    Dinwiddie County, IDR, Chaparral
              East Project A, AMT, 5.10%,
              9/1/28, LOC: Bank of America* ...       9,300
   6,700    King George County, IDA, Birchwood
              Power Partners Project, AMT,
              5.10%, 11/1/25, LOC: Credit
              Suisse First Boston* ............       6,700
   5,300    King George County, IDA, Exempt
              Facilities Revenue, Birchwood
              Power Partners, AMT, 5.10%,
              3/1/27, LOC: Credit Suisse First
              Boston* .........................       5,300
                                                 ----------
                                                     21,300
                                                 ----------
Wyoming (0.5%):
   8,800    Lincoln County, Environmental
              Revenue, Pacificorp Projects,
              AMT, 5.40%, 11/1/25, GTY:
              Exxon* ..........................       8,800
                                                 ----------
  Total Daily Demand Notes                          152,575
                                                 ----------
WEEKLY DEMAND NOTES (65.0%):
Alabama (0.3%):
   4,800    Decatur, IDB, Solid Waste Disposal,
              Trico Steel Co., AMT, 5.00%,
              1/1/27, LOC: Chase Manhattan
              Bank* ...........................       4,800
                                                 ----------
Arkansas (2.0%):
  24,200    Clark County Solid Waste Disposal
              Revenue, Reynolds Metals Co.
              Project, AMT, 5.10%, 8/1/22, LOC:
              SunTrust Bank* ..................      24,200
   8,100    Clark County, Solid Waste Disposal
              Revenue, Reynolds Metals Co.
              Project, AMT, 5.10%, 8/1/22, LOC:
              SunTrust Bank* ..................       8,100
                                                 ----------
                                                     32,300
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Colorado (3.2%):
 $ 5,000    Colorado Springs YMCA, 4.85%,
              11/1/20, LOC: Wells Fargo* ......  $    5,000
   9,500    Denver Airport Revenue, Series
              91-D, 5.20%, 11/15/21, LOC: MBIA*
              (b) .............................       9,500
  38,095    Housing Finance Authority, Class I,
              Series 2000 A-1, 5.00%, 10/1/30,
              FHLB* ...........................      38,095
                                                 ----------
                                                     52,595
                                                 ----------
District of Columbia (0.6%):
   9,705    Metro Airports Authority Trust
              Receipts, Series SGB-32, 4.96%,
              10/1/16, LIQ: Societe Generale*
              (b) .............................       9,705
                                                 ----------
Florida (11.5%):
  50,000    Capital Trust Agency, Multi-Family
              Housing, Revenue, Community Loan
              Program, Series 1999 A, 5.00%,
              12/1/32, National Union Fire
              Insurance Co.* (b) ..............      50,000
  60,000    Capital Trust Agency, Revenue,
              Series H, 4.90%, 12/1/30, GIC:
              CDC Funding Corp.* (b) ..........      60,000
  74,200    Gulf Breeze, Healthcare Facilities,
              Revenue, Heritage Health Care
              Project, 5.00%, 1/1/24, LOC:
              Anchor National Life Insurance
              Co.* (b) ........................      74,200
   4,935    Orange County Health Facilities
              Authority, 4.75%, 12/1/23, LOC:
              SunTrust Bank* ..................       4,935
                                                 ----------
                                                    189,135
                                                 ----------
Georgia (2.5%):
  10,055    Clayton County Development
              Authority, Special Facilities
              Revenue, Delta Airlines, Series
              C, AMT, 4.95%, 5/1/35, LOC:
              Commerzbank* ....................      10,055
   4,500    Fulton County Housing Authority,
              Walton Falls Apartments Project,
              4.99%, 3/1/39, LOC: Wachovia
              Bank* ...........................       4,500
   3,735    Gwinnett County Housing Authority,
              Herrington Woods Apartments,
              Series 96-A, AMT, 4.95%, 9/15/26,
              LOC: KeyBank* (b) ...............       3,735
   4,900    Macon-Bibb County Hospital
              Authority, Revenue, 4.99%,
              8/1/18, LOC: SunTrust Bank* .....       4,900

Continued

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Georgia, continued:
 $17,500    St. Marys Developmental Authority,
              PCR, Trigen-Biopower, Inc.
              Project, 5.05%, 11/1/25, LOC:
              HSBC* ...........................  $   17,500
                                                 ----------
                                                     40,690
                                                 ----------
Illinois (4.6%):
   5,000    Carol Stream, Multi-Family Revenue,
              Refinancing Housing, St. Charles
              Square, AMT, 4.95%, 3/15/27, LIQ:
              FNMA Collection* ................       5,000
  18,816    Chicago O'Hare International
              Airport Revenue, Second Lien,
              Series B, AMT, 4.90%, 1/1/18,
              LOC: Societe Generale* ..........      18,816
   5,300    Cook County, GO, 4.94%, 11/15/13*
              (b) .............................       5,300
   7,640    Jacksonville Industrial Project
              Revenue, AGI, Inc. Project, AMT,
              5.05%, 2/1/26, LOC: Bank of
              America* ........................       7,640
  12,000    Rock Island County Metropolitan
              Airport Authority, Series C, GO,
              AMT, 4.99%, 7/1/29, FSA, LIQ:
              Norwest* ........................      12,000
   5,000    State Development Finance Authority
              Revenue, Aurora Central Catholic
              High School, 4.85%, 4/1/24, LOC:
              Northern Trust* .................       5,000
  16,475    State, GO Putters, Series 133,
              5.02%, 10/1/07, FGIC, LIQ: J.P.
              Morgan* (b) .....................      16,475
   4,230    Will & Kankakee County Development
              Authority, IDR, JRS Realty
              Association L.L.C. Project A,
              5.10%, 12/1/18, LOC: PNC Bank*
              (b) .............................       4,230
                                                 ----------
                                                     74,461
                                                 ----------
Indiana (0.9%):
   2,550    Jasper Economic Development
              Revenue, Best Chairs, Inc.,
              Project, AMT, 5.10%, 3/1/19, LOC:
              PNC Bank* (b) ...................       2,550
   2,100    Miami County, IDR, Dukes Memorial
              Hospital, Series 2000, 4.85%,
              10/1/30, LOC: Wells Fargo* ......       2,100
  10,250    Rockport, PCR, Indiana & Michigan
              Electric Co., Series A, 5.05%,
              8/1/14, LOC: Swiss Bank* ........      10,250
                                                 ----------
                                                     14,900
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Iowa (0.7%):
 $11,805    Finance Authority Revenue, Private
              School Facilities, 4.90%, 6/1/19,
              LOC: Allied Irish Bank* (b) .....  $   11,805
                                                 ----------
Kansas (0.5%):
   8,750    City of Burlington, PCR, Series
              A15, Regulation D, 5.10%, 6/1/31,
              MBIA, LIQ: Bank of New York*
              (b) .............................       8,750
                                                 ----------
Kentucky (0.7%):
   2,435    City of Mayfield, League of Cities
              Lease Finance Program, 5.10%,
              7/1/26, LOC: PNC Bank* ..........       2,435
   9,000    Henderson County, Solid Waste
              Disposal Revenue, Hudson Foods,
              Inc., Project, AMT, 5.10%,
              3/1/15, LOC: Rabobank
              Netherlands* ....................       9,000
                                                 ----------
                                                     11,435
                                                 ----------
Massachusetts (1.2%):
  19,340    ABN AMRO Munitops Certificates,
              2000-18, GO, 4.92%, 10/1/08, LOC:
              MBIA* (b) .......................      19,340
                                                 ----------
Michigan (4.7%):
   3,530    City of Dearborn Economic
              Development Corp., Henry Ford
              Village, 4.95%, 10/1/23, LOC:
              Comerica Bank* ..................       3,530
  14,200    Higher Education Student Loan,
              Series X11-B, AMT, 4.80%,
              10/1/13, AMBAC* .................      14,200
   6,900    Hospital Financing Authority
              Revenue, Hospital Equipment Loan
              Program, Series A, 5.00%,
              12/1/23, LOC: National City Bank
              Michigan* .......................       6,900
   5,000    State Strategic Fund, Limited
              Obligation, Petoskey Plastics,
              Inc. Project, AMT, 5.05%, 8/1/16,
              LOC: Comerica Bank* (b) .........       5,000
   2,700    State Strategic Fund, Limited
              Obligation, Saginaw Products
              Corp. Project, AMT, 5.05%,
              9/1/17, LOC: Comerica Bank*
              (b) .............................       2,700
   2,800    State Strategic Fund, Limited
              Obligation, Quincy, Inc. Project,
              AMT, 5.05%, 12/1/22, LOC:
              Michigan National Bank* (b) .....       2,800
   3,045    State Strategic Fund, Limited
              Obligation, Atmosphere Heat
              Treating, 5.05%, 8/1/27, LOC:
              Comerica Bank* ..................       3,045

Continued

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $ 2,795    State Strategic Fund, Limited
              Obligation, Wayne Disposal
              Oakland Project, AMT, 5.00%,
              3/1/05, LOC: Comerica Bank* .....  $    2,795
   9,590    State University, Revenue, Series
              00-A, 4.75%, 8/15/30, LIQ: Dexia
              Credit Local De France* .........       9,590
     355    Strategic Fund, LO, Pyper Products
              Corp. Project, AMT, 5.05%,
              10/1/18, LOC: Comerica Bank*
              (b) .............................         355
  15,400    Strategic Fund, Van Andel Research
              Institute Project, 5.00%,
              11/1/27, LOC: Michigan National
              Bank* ...........................      15,400
   5,300    Strategic Fund, Van Andel Research
              Institute Project, 5.00%, 3/1/39,
              LOC: Michigan National Bank* ....       5,300
   5,100    Wayne County, Airport Revenue
              (Detroit Airport) Series A, AMT,
              4.90%, 12/1/16, LOC: Bayerische
              Landesbank* .....................       5,100
                                                 ----------
                                                     76,715
                                                 ----------
Mississippi (0.7%):
  11,995    State, GO Putters, Series 138,
              5.02%, 11/1/07, FGIC* (b) .......      11,995
                                                 ----------
Nebraska (0.4%):
   7,025    Investment Finance Authority,
              Revenue, Single Family Housing,
              Series H, 4.99%, 9/1/17, GTY:
              GNMA, LIQ: Banc America* (b) ....       7,025
                                                 ----------
Nevada (0.6%):
   9,290    Clark County, Airport Revenue, Sub
              Lien, Series B, AMT, 5.10%,
              7/1/28, MBIA* ...................       9,290
                                                 ----------
North Carolina (0.6%):
  10,000    Charlotte Airport Revenue, Series
              A, AMT, 4.80%, 7/1/17, MBIA* ....      10,000
                                                 ----------
Ohio (6.0%):
     200    City of Cleveland, Airport System
              Revenue Bonds, Series D, AMT,
              4.80%, 1/1/27, LOC: Toronto
              Dominion Bank* ..................         200
   1,900    Clinton County, Hospital Revenue,
              Pooled Financial Programs, Series
              98, 4.90%, 6/1/28, LOC: Fifth
              Third Bank* .....................       1,900

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $ 1,900    Cuyahoga County, Revenue, Playhouse
              Square Foundation Project, AMT,
              5.00%, 12/1/12, LOC: National
              City Bank* ......................  $    1,900
   6,160    Housing Finance Agency, Residential
              Mortgage Revenue, Series 99-C,
              AMT, 5.03%, 3/1/21, GNMA, LIQ:
              Chase Manhattan Trust* (b) ......       6,160
   2,500    State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series B, AMT,
              4.90%, 4/1/29, LOC: Societe
              Generale* .......................       2,500
   5,800    State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series A, AMT,
              4.90%, 4/1/29, LOC: Societe
              Generale* .......................       5,800
  11,400    State Air Quality Development
              Authority, JMG Funding Limited
              Partnership, Series A, AMT,
              4.90%, 4/1/28, LOC: Societe
              Generale* .......................      11,400
  54,800    Student Loan Funding Corp., Series
              98-A2, AMT, 4.85%, 8/1/10, LIQ:
              Bank of America* ................      54,800
   8,000    Student Loan Funding Corp.,
              Cincinnati Student Loan Revenue,
              Series A-1, AMT, 4.85%, 1/1/07,
              SPA: Bank of America* ...........       8,000
   5,500    Warren County Economic Development
              Revenue, Ralph J. Stolle,
              Countyside YMCA, 5.00%, 8/1/20,
              LOC: Fifth Third Bank* (b) ......       5,500
                                                 ----------
                                                     98,160
                                                 ----------
Oklahoma (1.9%):
   6,000    Industrial Authority Hospital
              Revenue, 4.90%, 10/1/17, LOC: KBC
              Bank N.V.* ......................       6,000
  25,000    Tulsa Airport Trust Receipt, Series
              C-4, Regulation D, AMT, 5.20%,
              12/1/30, GTY: Bank of America*
              (b) .............................      25,000
                                                 ----------
                                                     31,000
                                                 ----------
Pennsylvania (1.1%):
   2,560    Allegheny County, Hospital
              Development Authority Revenue,
              Margaret Memorial Hospital,
              4.90%, 10/1/21, LOC: Mellon
              Bank* ...........................       2,560

Continued

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Pennsylvania, continued:
 $ 4,960    Allegheny County, IDA, Eye & Ear
              Properties Corp., 4.90%, 2/1/15,
              LOC: PNC Bank* ..................  $    4,960
   1,460    Allegheny County, IDA, Revenue,
              Series B, 5.00%, 10/1/25, LOC:
              PNC Bank* (b) ...................       1,460
   3,175    New Castle Area Hospital Authority,
              Revenue, Series 1995, 5.00%,
              7/1/26, FSA, SPA: PNC Bank* .....       3,175
   6,000    State Economic Development Finance
              Authority, Revenue, Fabtech,
              Inc., Project, Series 98-D,
              5.10%, 6/1/10, LOC: PNC Bank*
              (b) .............................       6,000
                                                 ----------
                                                     18,155
                                                 ----------
South Carolina (0.8%):
  10,000    State Educational Facilities
              Authority For Nonprofit
              Institutions, Converse College
              Project, 5.00%, 7/1/15, LOC:
              BankAmerica* ....................      10,000
   2,890    State Jobs Economic Development
              Authority, IDR, Facilities
              Leasing Project, AMT, 5.20%,
              12/1/13, LOC: Bank of America*
              (b) .............................       2,890
                                                 ----------
                                                     12,890
                                                 ----------
Tennessee (3.5%):
   5,980    Clarksville, Public Building
              Authority, Revenue, Pooled
              Financing Tennessee Municipal
              Building Bond Fund, 5.00%,
              6/1/24, LOC: Bank of America*
              (b) .............................       5,980
  18,800    Clarksville, Public Building
              Authority, Revenue, Pooled
              Financing Tennessee Municipal
              Bond Fund, 5.00%, 6/1/29, LOC:
              Bank of America* (b) ............      18,800
  15,805    Montgomery County, Public Building
              Authority, 5.00%, 11/1/27, LOC:
              Bank of America* (b) ............      15,805
  13,300    Montgomery County, State Building
              Authority, Series 99, 5.00%,
              9/1/29, LOC: Bank of America*
              (b) .............................      13,300
   3,900    Nashville & Davidson County, Health
              & Education Facilities Board,
              Revenue, Belmont University
              Project, 5.00%, 12/1/22, LOC:
              SunTrust Bank* (b) ..............       3,900
                                                 ----------
                                                     57,785
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Texas (11.1%):
 $ 5,765    Brazos River Authority, PCR, Texas
              Utilities Electric Co. Project,
              Series D, AMT, 5.05%, 7/1/22,
              MBIA* ...........................  $    5,765
  14,100    Capital Health Facilities
              Development Corp., Island on Lake
              Travis Ltd. Project, AMT, 4.80%,
              12/1/16, LOC: Credit Suisse First
              Boston* .........................      14,100
  24,200    Harris County, Health Facilities
              Development Corp., Revenue, Texas
              Childrens Hospital Project,
              Series B-1, 5.00%, 10/1/29, LOC:
              MBIA* ...........................      24,200
  18,800    Panhandle Plains Higher Education,
              Inc., Student Loan Revenue,
              Series A, AMT, 4.80%, 6/1/21,
              SLMA* ...........................      18,800
  12,200    Panhandle Plains Higher Education,
              Inc., Student Loan Revenue,
              Series X, AMT, 4.80%, 6/1/27,
              SLMA* ...........................      12,200
  70,000    Port Arthur Navigation District,
              Environmental Facilities,
              Revenue, Motiva Enterprises,
              L.L.C. Project, AMT, 5.25%,
              12/1/27* ........................      70,000
  18,000    Red River Educational Finance
              Revenue, Texas Christian
              University Project, 5.00%,
              3/1/30* .........................      18,000
  11,500    San Antonio Texas Health Facility,
              4.85%, 6/1/20, LOC: Wells
              Fargo* ..........................      11,500
   6,200    South Texas Higher Education
              Authority, Revenue, AMT, 4.80%,
              12/1/27, SLMA* ..................       6,200
                                                 ----------
                                                    180,765
                                                 ----------
Virginia (0.9%):
  14,480    College Building Authority,
              Educational Facilities Revenue,
              Putters Series 134, 5.02%,
              9/1/07, FSA, LIQ: J.P. Morgan*
              (b) .............................      14,480
                                                 ----------
Washington (3.9%):
  30,000    Higher Educational Facilities
              Authority, Revenue, Seattle
              Pacific University Project,
              Series A, 5.05%, 10/1/30, LOC:
              BankAmerica* ....................      30,000
   5,000    Port Seattle Revenue, AMT, 4.99%,
              2/01/18, LOC: MBIA* (b) .........       5,000

Continued

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Washington, continued:
 $14,000    Snohomish County Public Hospital,
              5.15%, 12/5/18, LOC: Bank of
              America* ........................  $   14,000
   9,500    State Finance Commission, Avalon
              Ridge Apartments Project, AMT,
              4.95%, 5/15/26, FNMA* ...........       9,500
   5,600    State Health Care Facilities
              Authority, National Healthcare
              Research & Education Revenue,
              5.00%, 1/1/32, LOC: Banque
              Nationale de Paris* .............       5,600
                                                 ----------
                                                     64,100
                                                 ----------
Wisconsin (0.1%):
   2,100    Milwaukee Trust Receipts, Series A,
              Regulation D, 5.10%, 2/22/01,
              LIQ: Bank of New York* (b) ......       2,100
                                                 ----------
  Total Weekly Demand Notes                       1,064,376
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
PUT BONDS (0.9%):
Arizona (0.9%):
 $14,700    Cochise County, Pollution Control
              Corp., Solid Waste Disposal
              Revenue, Arizona Electric Power
              Cooperative Project, AMT, 4.08%,
              9/1/24, SPA: National Rural
              Utilities Cooperative Finance
              Corp.* ..........................  $   14,700
                                                 ----------
  Total Put Bonds                                    14,700
                                                 ----------
Total (Amortized Cost $1,630,799)(a)             $1,630,799
                                                 ==========

------------
Percentages indicated are based on net assets of $1,635,282.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $431,840 or 26.41% of net assets.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

See notes to financial statements.

One Group Mutual Funds
Michigan Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
MUNICIPAL BONDS (14.7%):
Michigan (14.7%):
 $10,000    Municipal Bond Authority, Series
              C-2, 5.00%, 8/23/01 .............  $ 10,043
   3,500    State Certificates of
              Participation, New Center
              Development, 4.75%, 3/1/01, LOC:
              Canadian Imperial Bank of
              Commerce ........................     3,503
  10,000    State Housing Development
              Authority, Series A, 4.30%,
              2/5/01, LOC: Landesbank
              Hessen ..........................    10,000
   6,800    State School Loan Notes, GO, 5.00%,
              4/23/01 .........................     6,815
                                                 --------
                                                   30,361
                                                 --------
  Total Municipal Bonds                            30,361
                                                 --------
TAX FREE COMMERCIAL PAPER (15.5%):
Michigan (15.5%):
   1,300    Cornell Township, EDC, IDR, Mead-
              Escanaba Paper, 4.20%, 2/8/01,
              LOC: Credit Suisse First
              Boston ..........................     1,300
   5,740    Cornell Township, EDC, IDR, Mead-
              Escanaba Paper, 4.05%, 4/9/01,
              LOC: Credit Suisse First
              Boston ..........................     5,740
   3,000    State Building Authority, 4.35%,
              1/25/01, LOC: CIBC ..............     3,000
   4,500    State Housing, Multi-Family
              Revenue, 4.25%, 3/8/01, LOC:
              Landesbank Hessen ...............     4,500
   7,500    University of Michigan, Series C,
              4.30%, 1/16/01 ..................     7,500
   5,000    University of Michigan, Series C,
              4.25%, 2/5/01 ...................     5,000
   5,000    University of Michigan, Series C,
              4.25%, 2/21/01 ..................     5,000
                                                 --------
                                                   32,040
                                                 --------
  Total Tax Free Commercial Paper                  32,040
                                                 --------
DAILY DEMAND NOTES (15.0%):
Michigan (15.0%):
     230    Cornell Township, EDC, IDR, Mead-
              Escanaba Paper, 4.85%, 11/1/16,
              LOC: Bank of America* ...........       230
   1,700    Delta County, EDC, Environmental
              Improvement, Revenue, Mead-
              Escanaba Paper, 5.00%, 12/1/13,
              LOC: Bank of Nova Scotia* .......     1,700
     500    Delta County, EDC, Environmental
              Improvement, Revenue, Mead-
              Escanaba Paper, Series C, 4.95%,
              12/1/23, LOC: Bank of Nova
              Scotia* .........................       500

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
DAILY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $ 1,200    Delta County, EDC, Environmental
              Improvement, Revenue, Mead-
              Escanaba Paper, Series E, 5.00%,
              12/1/23, LOC: Union Bank of
              Switzerland* ....................  $  1,200
   4,000    Midland County, EDC, Limited
              Obligation Revenue, Dow Chemical
              Project, Series A, 5.10%,
              12/1/23* ........................     4,000
   4,600    State Strategic Fund, Limited
              Obligation Revenue, Detroit
              Edison Project, 4.95%, 9/1/30,
              LOC: Barclays Bank* .............     4,600
   8,025    University of Michigan, Revenue,
              Medical Service Plan, Series A,
              4.90%, 12/1/27* .................     8,025
   9,100    University of Michigan, Revenue,
              Hospital, Series A, 4.90%,
              12/1/19* ........................     9,100
   1,800    University of Michigan, Revenue,
              Hospital, Series A, 4.90%,
              12/1/27* ........................     1,800
                                                 --------
                                                   31,155
                                                 --------
  Total Daily Demand Notes                         31,155
                                                 --------
WEEKLY DEMAND NOTES (53.2%):
Michigan (53.2%):
   9,610    Detroit Sewage Disposal, Revenue,
              Series B, 4.80%, 7/1/23,
              MBIA* ...........................     9,610
   3,600    Grand Rapids EDR, 4.90%, 11/1/20,
              LOC: Old Kent Bank & Trust* .....     3,600
   5,900    Higher Education Student Loan,
              Series XII-B, 4.80%, 10/1/13,
              AMBAC* ..........................     5,900
   9,400    Higher Education Student Loan,
              Series XII-D, 4.80%, 10/1/15,
              AMBAC* ..........................     9,400
   4,200    Jackson County, EDC, Revenue,
              Industrial Steel Treating Co.
              Project, 5.05%, 6/1/17, LOC:
              Comerica Bank* ..................     4,200
   1,000    Kalamazoo County, EDC, Revenue, WBC
              Properties Ltd. Project, 5.00%,
              9/1/15, LOC: Old Kent Bank &
              Trust* ..........................     1,000
   4,000    Kalamazoo County, EDC, Revenue,
              Friendship Village, Series B,
              4.93%, 5/15/27, LOC: Lasalle
              National Bank* ..................     4,000
   4,145    Lanse Creuse Public Schools, GO,
              4.98%, 5/1/20, FGIC* (b) ........     4,145

Continued

One Group Mutual Funds
Michigan Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $ 2,510    Oakland County, EDC, Revenue, IBC
              North America, Inc. Project,
              5.05%, 7/1/18, LOC: Comerica
              Bank* (b) .......................  $  2,510
     200    State Hospital Finance Authority,
              Hospital Equipment Loan Program,
              4.70%, 6/1/01, LOC: Comerica
              Bank* ...........................       200
   7,900    State Hospital Finance Authority,
              Hospital Equipment Loan Program,
              Series A, 5.00%, 12/1/23, LOC:
              National City* ..................     7,900
   1,655    State Housing Development
              Authority, Rental Housing
              Revenue, Series B, 4.85%, 4/1/19,
              LOC: Landesbank Hessen Thur
              Giro* ...........................     1,655
   1,300    State Strategic Fund, 5.20%,
              7/1/24, LOC: Bank of America* ...     1,300
   2,800    State Strategic Fund, Detroit
              Edison Co., 4.85%, 9/1/21, FSA*
              (b) .............................     2,800
   1,500    State Strategic Fund, IDR, AMT,
              C-Tec, Inc. Project, 5.10%,
              10/1/11, LOC: SunTrust Bank* ....     1,500
   4,000    State Strategic Fund, Limited
              Obligation Revenue, 5.00%,
              5/1/25, LOC: Old Kent Bank &
              Trust* ..........................     4,000
   5,500    State Strategic Fund, Limited
              Obligation Revenue, Series 2000,
              5.05%, 6/1/25, LOC: Comerica
              Bank* (b) .......................     5,500
   1,380    State Strategic Fund, Revenue,
              Dennenlease L C Project, AMT,
              5.00%, 4/1/10, LOC: Old Kent Bank
              & Trust* ........................     1,380
     750    State Strategic Fund, Revenue,
              Ironwood Plastics, Inc. Project,
              AMT, 5.00%, 11/1/11, LOC: First
              of America Bank* ................       750

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $ 2,935    State Strategic Fund, Revenue,
              Pyper Products Corp. Project,
              5.05%, 10/1/18, LOC: Comerica
              Bank* ...........................  $  2,935
   3,000    State Strategic Fund, Revenue, Van
              Andel Research Institute, 5.00%,
              11/1/27, LOC: Michigan National
              Bank* ...........................     3,000
     200    State Strategic Fund, Revenue,
              Quincy Street, Inc. Project, AMT,
              5.05%, 12/1/22, LOC: Comerica
              Bank* (b) .......................       200
   6,100    State Strategic Fund, Revenue, Van
              Andel Research Institute, 5.00%,
              3/1/39, LOC: Michigan National
              Bank* ...........................     6,100
   9,185    State University, Revenue, Series
              2000-A, 4.75%, 8/15/30, SPA:
              Dexia Credit Local* .............     9,185
   3,800    State, Clean Water Revenue, Series
              125, 4.93%, 11/1/13, LOC: J.P.
              Morgan* (b) .....................     3,800
  13,840    Wayne Charter County, Airport
              Revenue, AMT, Detroit
              Metropolitan County, Series A,
              4.90%, 12/1/16, LOC: Bayerische
              Landesbank* .....................    13,840
                                                 --------
                                                  110,410
                                                 --------
  Total Weekly Demand Notes                       110,410
                                                 --------
MONTHLY DEMAND NOTES (1.3%):
Michigan (1.3%):
   2,600    Meridian, EDC, Hannah Research &
              Technology Center, 4.80%,
              11/15/15, LOC: Comerica Bank* ...     2,600
                                                 --------
  Total Monthly Demand Notes                        2,600
                                                 --------
Total (Amortized Cost $206,566)(a)               $206,566
                                                 ========

------------
Percentages indicated are based on net assets of $207,192.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $18,955 or 9.15% of net assets.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based on an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on December 31, 2000.

See notes to financial statements.

One Group Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
 MUNICIPAL BONDS (16.7%):
Ohio (16.7%):
 $3,000     Bexley School District, GO, 4.75%,
              5/15/01 .........................  $  3,007
  1,700     Butler County, GO, 4.75%,
              9/26/01 .........................     1,705
  2,000     Franklin County Housing Revenue,
              AMT, 4.60%, 7/1/01 ..............     2,000
  2,000     Lakota School District, GO, 4.55%,
              7/18/01 .........................     2,005
  1,000     Marysville Ohio Exempt Village
              School District, GO, 4.79%,
              3/20/01 .........................     1,001
  1,000     Orange City School District, 4.60%,
              7/19/01 .........................     1,001
  2,500     Pickerington School District,
              4.64%, 8/21/01 ..................     2,505
  3,000     University of Cincinnati, General
              Receipts, 4.50%, 3/1/01 .........     3,002
  1,500     University of Cincinnati, 4.45%,
              12/20/01 ........................     1,503
  1,800     Westerville City School District,
              GO, 4.75%, 6/19/01 ..............     1,804
                                                 --------
                                                   19,533
                                                 --------
  Total Municipal Bonds                            19,533
                                                 --------
TAX FREE COMMERCIAL PAPER (10.8%):
Ohio (10.8%):
  2,000     Ohio State University General
              Revenue, Receipts, Series C,
              4.35%, 2/7/01 ...................     2,000
  2,000     Ohio State University General
              Revenue, Receipts, Series C,
              4.10%, 4/6/01 ...................     2,000
  3,600     State Air Quality Development
              Authority, Cleveland Electric
              Illuminating Co., 4.25%, 2/6/01,
              FGIC ............................     3,600
  3,000     Water Development Authority,
              Cleveland Electric Illuminating
              Co., 4.25%, 2/1/01, FGIC ........     3,000
  2,000     Water Development Authority,
              Cleveland Electric Illuminating
              Co., 4.30%, 2/9/01, FGIC ........     2,000
                                                 --------
                                                   12,600
                                                 --------
  Total Tax Free Commercial Paper                  12,600
                                                 --------
DAILY DEMAND NOTES (12.2%):
Ohio (12.2%):
  3,010     Cuyahoga County Economic
              Development, Revenue, Cleveland
              Orchestra, 4.90%, 4/1/28, LOC:
              BankAmerica* ....................     3,010

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
DAILY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $1,000     Cuyahoga County Ohio Hospital
              Revenue, 4.85%, 1/1/16, LOC:
              Chase* ..........................  $  1,000
    280     State Air Quality Development
              Authority, Cincinnati Gas &
              Electric, 4.90%, 12/1/15, LOC:
              Morgan Guaranty* ................       280
    400     State Air Quality Development
              Authority, Cincinnati Gas &
              Electric, Series A, 4.90%,
              12/1/15, LOC: Morgan
              Guaranty* .......................       400
    400     State Air Quality Development
              Authority, Cincinnati Gas &
              Electric, Series A, 4.90%,
              9/1/30, LOC: Barclays Bank* .....       400
  2,100     State Air Quality Development
              Authority, Revenue, Pollution
              Control, Ohio Edison, 4.90%,
              6/1/23, LOC: First Union* .......     2,100
    800     State Air Quality Development
              Authority, Revenue, Toledo Ohio
              Edison, 4.90%, 4/1/24, LOC:
              Barclays Bank* ..................       800
    900     State Pollution Control, Revenue,
              5.00%, 5/1/22, GTY: British
              Petroleum* ......................       900
    300     State Pollution Control, Revenue
              Bond, Water Project, 5.05%,
              5/1/22, GTY: British
              Petroleum* ......................       300
  2,000     State Solid Waste, Revenue Bond,
              Exploration & Oil Project, AMT,
              5.10%, 8/1/34, GTY: British
              Petroleum* ......................     2,000
    300     State Water Development Authority
              Pollution, Revenue, British
              Petroleum, 4.90%, 4/1/24, LOC:
              Barclays Bank PLC* ..............       300
  2,800     State Water Development Authority,
              Pollution Control Facilities
              Revenue, Edison Co. Project,
              Series B, AMT, 5.00%, 9/1/00,
              LOC: Barclays Bank PLC* .........     2,800
                                                 --------
                                                   14,290
                                                 --------
  Total Daily Demand Notes                         14,290
                                                 --------

Continued

One Group Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
 WEEKLY DEMAND NOTES (57.8%):
Ohio (57.8%):
 $2,250     Cleveland Airport System, Series D,
              Airport Revenue, AMT, 4.80%,
              1/1/27, LOC: Toronto Dominion
              Bank* ...........................  $  2,250
  1,800     Cleveland Income Tax Revenue,
              4.75%, 5/15/24, AMBAC* ..........     1,800
  4,100     Clinton County, Hospital Revenue,
              4.90%, 6/1/28, LOC: Fifth Third
              Bank* ...........................     4,100
  5,000     Cuyahoga County, Economic
              Development, Revenue, Hathaway
              Brown School Project, 4.85%,
              11/1/24, LOC: KeyBank* ..........     5,000
  4,100     Cuyahoga County, Hospital Revenue,
              Cleveland Clinic Foundation,
              Series A, 4.95%, 1/1/26, LOC:
              Morgan Guaranty* ................     4,100
    300     Cuyahoga County, IDR, Allen Group,
              Inc., AMT, 4.75%, 4/1/12, LOC:
              Dresdner Bank AG* ...............       300
  2,010     Cuyahoga County, Revenue, AMT,
              5.00%, 12/1/12, LOC: National
              City Bank* ......................     2,010
    700     Franklin County, Inland Products,
              Inc., AMT, 5.10%, 6/1/04, LOC:
              PNC Bank* .......................       700
  1,500     Hamilton County, Hospital
              Facilities Revenue, Children's
              Hospital Medical Center, 4.81%,
              5/15/17, LOC: PNC Bank* .........     1,500
  1,000     Hamilton County, Hospital
              Facilities Revenue, Health
              Alliance, Series F, 4.78%,
              1/1/18, MBIA* ...................     1,000
  4,900     Housing Finance Agency, AMT, 5.00%,
              7/1/18, LOC: U.S. Bank, N.A.* ...     4,900
  4,255     Housing Finance Agency, Residential
              Mortgage Revenue, AMT, 4.80%,
              3/1/21, Series 99C* (b) .........     4,255
  4,963     Montgomery County, Revenue, AMT,
              5.00%, 1/1/29, GTY: Federal Home
              Loan Bank* ......................     4,963
  1,400     Ross County, Hospital Facilities,
              Medical Center Project, 4.90%,
              12/1/20, LOC: Fifth Third
              Bank* ...........................     1,400
  1,725     State Air Quality Development
              Authority, Dusquesne Light,
              4.80%, 10/1/27, AMBAC* ..........     1,725

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $  300     State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, AMT, 4.90%, 4/1/29,
              LOC: Societe Generale* ..........  $    300
  4,600     State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series A, AMT,
              4.90%, 4/1/28, LOC: Societe
              Generale* .......................     4,600
  2,800     State Air Quality Development
              Authority, Revenue Bond, Timken
              Co. Project, 5.00%, 6/1/01, LOC:
              Wachovia Bank* ..................     2,800
  2,000     State Air Quality Development
              Authority, JMG Funding, AMT,
              4.90%, 4/1/29, LOC: Societe
              Generale* .......................     2,000
  4,200     State Air Quality Development
              Authority, Revenue, JMG Funding
              Ltd. Partnership, Series B, AMT,
              4.90%, 4/1/28, LOC: Societe
              Generale* .......................     4,200
  1,500     Student Loan Funding Corp.,
              Cincinnati, Series A-1, AMT,
              4.85%, 1/1/07, LIQ:
              BankAmerica* ....................     1,500
  3,400     Student Loan Funding Corp.,
              Cincinnati, Series 98-A2, AMT,
              4.85%, 8/1/10, LIQ:
              BankAmerica* ....................     3,400
  3,820     Summit County, IDR, Series 99, AMT,
              5.00%, 6/1/19, LOC: KeyBank* ....     3,820
    670     Warren County Health Care, 5.25%,
              7/1/23, LOC: Fifth Third
              Bank* ...........................       670
  4,000     Xavier University, Revenue, 4.95%,
              5/1/15, LOC: Firstar Bank
              N.A.* ...........................     4,000
                                                 --------
                                                   67,293
                                                 --------
  Total Weekly Demand Notes                        67,293
                                                 --------
MONTHLY DEMAND NOTES (2.4%):
Ohio (2.4%):
  2,800     Housing Finance Agency, Kenwood
              Retirement Project, 4.35%,
              12/1/15, LOC: Morgan
              Guaranty* .......................     2,800
                                                 --------
  Total Monthly Demand Notes                        2,800
                                                 --------
Total (Amortized Cost $116,516)(a)               $116,516
                                                 ========

Continued

One Group Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

------------
Percentages indicated are based on net assets of $116,682.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $4,255 or 3.65% of net assets.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
Abbreviations

AMBAC        Insured by AMBAC Indemnity Corporation

AMT          Alternative Minimum Tax Paper

EDC          Economic Development Corporation

FGIC         Insured by Financial Guaranty Insurance Corporation

FHLB         Insured by Federal Home Loan Bank

FNMA         Insured by Fannie Mae

FSA          Insured by Federal Security Assurance

GIC          Guaranteed Investment Contract

GNMA         Insured by Government National Mortgage Association

GO           General Obligation

GTY          Guaranty

IDA          Industrial Development Authority

IDB          Industrial Development Board

IDR          Industrial Development Revenue

LIQ          Liquidity Agreement

LOC          Letter of Credit

MBIA         Insured by Municipal Bond Insurance Association

PCR          Pollution Control Revenue

SLMA         Insured by Student Loan Marketing Association

SPA          Standby Purchase Agreement

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 2000
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                              U.S. TREASURY                          MICHIGAN            OHIO
                                               PRIME           SECURITIES         MUNICIPAL         MUNICIPAL         MUNICIPAL
                                            MONEY MARKET      MONEY MARKET       MONEY MARKET      MONEY MARKET      MONEY MARKET
                                                FUND              FUND               FUND              FUND              FUND
                                            ------------      -------------      ------------      ------------      ------------
ASSETS:
Investments, at amortized cost ...........   $9,725,474        $6,638,224         $1,630,799         $206,566          $116,516
Cash .....................................            1           205,688                 --               --                 7
Interest receivable ......................       77,444            20,576             11,005            1,604               619
Receivable for capital shares issued .....        1,343                36                 --               --                --
Prepaid expenses and other assets ........          163                35                  8                4                 1
                                             ----------        ----------         ----------         --------          --------
Total Assets .............................    9,804,425         6,864,559          1,641,812          208,174           117,143
                                             ----------        ----------         ----------         --------          --------
LIABILITIES:
Cash overdraft ...........................           --                --                 79              164                --
Dividends payable ........................       51,806            35,086              5,362              659               371
Payable to brokers for investments
  purchased ..............................           --            13,172                 --               --                --
Payable for capital shares redeemed ......        1,648                 9                 --               --                --
Accrued expenses and other payables:
  Investment advisory fees ...............        2,741             2,006                381               48                26
  Administration fees ....................        1,382               966                228               29                16
  Distribution fees ......................        1,007               616                106               18                 9
  Other ..................................          834             1,216                374               64                39
                                             ----------        ----------         ----------         --------          --------
Total Liabilities ........................       59,418            53,071              6,530              982               461
                                             ----------        ----------         ----------         --------          --------
NET ASSETS:
Capital ..................................    9,745,001         6,811,763          1,635,270          207,193           116,748
Undistributed (distributions in excess of)
  net investment income ..................           --                --                 12               --               (65)
Accumulated undistributed net realized
  gains (losses) from investment
  transactions ...........................            6              (275)                --               (1)               (1)
                                             ----------        ----------         ----------         --------          --------
Net Assets ...............................   $9,745,007        $6,811,488         $1,635,282         $207,192          $116,682
                                             ==========        ==========         ==========         ========          ========
NET ASSETS:
  Class I ................................   $5,249,800        $3,971,546         $1,166,664         $122,582          $ 71,824
  Class A ................................    4,466,542         2,838,416            468,015           84,610            44,858
  Class B ................................       18,525               984                 --               --                --
  Class C ................................          827               222                 --               --                --
  Service Class ..........................        9,313               320                603               --                --
                                             ----------        ----------         ----------         --------          --------
Total ....................................   $9,745,007        $6,811,488         $1,635,282         $207,192          $116,682
                                             ==========        ==========         ==========         ========          ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES):
  Class I ................................    5,249,735         3,971,744          1,166,641          122,583            71,850
  Class A ................................    4,466,585         2,838,495            468,022           84,619            44,874
  Class B ................................       18,525               984                 --               --                --
  Class C ................................          827               222                 --               --                --
  Service Class ..........................        9,313               320                603               --                --
                                             ----------        ----------         ----------         --------          --------
Total ....................................    9,744,985         6,811,765          1,635,266          207,202           116,724
                                             ==========        ==========         ==========         ========          ========
Net Asset Value
  Offering and redemption price per share
    (Class I, Class A, Class B, Class C
    and Service Class) ...................   $     1.00        $     1.00         $     1.00         $   1.00          $   1.00
                                             ==========        ==========         ==========         ========          ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

                                                          U.S. TREASURY                    MICHIGAN         OHIO
                                              PRIME        SECURITIES      MUNICIPAL      MUNICIPAL      MUNICIPAL
                                           MONEY MARKET   MONEY MARKET    MONEY MARKET   MONEY MARKET   MONEY MARKET
                                               FUND           FUND            FUND           FUND           FUND
                                           ------------   -------------   ------------   ------------   ------------
INVESTMENT INCOME:
Interest income .........................    $329,005       $218,556        $33,059         $4,273         $2,155
Dividend income .........................          --             --             66             --             13
                                             --------       --------        -------         ------         ------
Total Income ............................     329,005        218,556         33,125          4,273          2,168
                                             --------       --------        -------         ------         ------
EXPENSES:
Investment advisory fees ................      17,226         11,868          2,688            350            153
Administration fees .....................       7,937          5,468          1,238            161             82
Distribution fees (Class A) .............       4,982          2,733            606             97             45
Distribution fees (Class B) .............          86              5             --             --             --
Distribution fees (Class C) .............           5              2             --             --             --
Distribution fees (Service Class) .......          25             --(a)           2             --             --
Custodian fees ..........................         129            149             20              1              2
Interest expense ........................           8             --             --             --             --
Legal and audit fees ....................          36             37              7              1              2
Trustees' fees and expenses .............          58             54              8              1              1
Transfer agent fees .....................       1,278            363             27              1              2
Registration and filing fees ............         172             51             21              6              3
Printing and mailing costs ..............         159            150             21              1              1
Other ...................................          74             84             20             13              5
                                             --------       --------        -------         ------         ------
Total expenses before waivers ...........      32,175         20,964          4,658            632            296
Less waivers ............................      (1,483)          (592)          (615)           (84)           (21)
                                             --------       --------        -------         ------         ------
Net Expenses ............................      30,692         20,372          4,043            548            275
                                             --------       --------        -------         ------         ------
Net Investment Income ...................     298,313        198,184         29,082          3,725          1,893
                                             --------       --------        -------         ------         ------
REALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
Net realized gains (losses) from
  investment transactions ...............           9            235             --             --             --
                                             --------       --------        -------         ------         ------
Change in net assets resulting from
  operations ............................    $298,322       $198,419        $29,082         $3,725         $1,893
                                             ========       ========        =======         ======         ======

------------
(a) Amount is less than $1,000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                    PRIME                U.S. TREASURY SECURITIES              MUNICIPAL
                                              MONEY MARKET FUND              MONEY MARKET FUND             MONEY MARKET FUND
                                          --------------------------    ---------------------------    --------------------------
                                           SIX MONTHS        YEAR        SIX MONTHS        YEAR         SIX MONTHS        YEAR
                                             ENDED          ENDED          ENDED           ENDED          ENDED          ENDED
                                          DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,      DECEMBER 31,     JUNE 30,
                                              2000           2000           2000           2000            2000           2000
                                          ------------    ----------    ------------    -----------    ------------    ----------
                                          (UNAUDITED)                   (UNAUDITED)                    (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income ..............   $  298,313     $  491,560     $  198,184     $   342,475     $   29,082     $   47,629
    Net realized gains (losses) from
      investment transactions ..........            9             (3)           235            (510)            --             --
                                           ----------     ----------     ----------     -----------     ----------     ----------
Change in net assets resulting from
  operations ...........................      298,322        491,557        198,419         341,965         29,082         47,629
                                           ----------     ----------     ----------     -----------     ----------     ----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income .........     (179,753)      (320,353)      (136,026)       (253,778)       (20,210)       (34,279)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income .........     (117,902)      (170,572)       (62,121)        (89,006)        (8,730)       (13,345)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income .........         (445)          (717)           (25)            (54)            --             --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income .........          (25)            (1)            (8)            (26)            --             --
DISTRIBUTIONS TO SERVICE CLASS
  SHAREHOLDERS:
    From net investment income .........         (188)          (183)            (4)             (5)            (7)            (5)
                                           ----------     ----------     ----------     -----------     ----------     ----------
Change in net assets from shareholder
  distributions ........................     (298,313)      (491,826)      (198,184)       (342,869)       (28,947)       (47,629)
                                           ----------     ----------     ----------     -----------     ----------     ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions .........................       (8,284)     1,174,390        178,044      (1,040,924)       227,167        (97,709)
                                           ----------     ----------     ----------     -----------     ----------     ----------
Change in net assets ...................       (8,275)     1,174,121        178,279      (1,041,828)       227,302        (97,709)
NET ASSETS:
    Beginning of period ................    9,753,282      8,579,161      6,633,209       7,675,037      1,407,980      1,505,689
                                           ----------     ----------     ----------     -----------     ----------     ----------
    End of period ......................   $9,745,007     $9,753,282     $6,811,488     $ 6,633,209     $1,635,282     $1,407,980
                                           ==========     ==========     ==========     ===========     ==========     ==========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                              MICHIGAN MUNICIPAL            OHIO MUNICIPAL
                                                              MONEY MARKET FUND           MONEY MARKET FUND
                                                           ------------------------    ------------------------
                                                            SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                              ENDED         ENDED         ENDED         ENDED
                                                           DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                                               2000          2000          2000          2000
                                                           ------------    --------    ------------    --------
                                                           (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income ...............................    $  3,725      $  5,139      $  1,893      $ 3,181
                                                             --------      --------      --------      -------
Change in net assets resulting from operations ..........       3,725         5,139         1,893        3,181
                                                             --------      --------      --------      -------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income ..........................      (2,341)       (2,989)       (1,241)      (2,063)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income ..........................      (1,384)       (2,150)         (642)      (1,118)
                                                             --------      --------      --------      -------
Change in net assets from shareholder distributions .....      (3,725)       (5,139)       (1,883)      (3,181)
                                                             --------      --------      --------      -------
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions ..........      18,998        27,882        24,746         (999)
                                                             --------      --------      --------      -------
Change in net assets ....................................      18,998        27,882        24,756         (999)
NET ASSETS:
    Beginning of period .................................     188,194       160,312        91,926       92,925
                                                             --------      --------      --------      -------
    End of period .......................................    $207,192      $188,194      $116,682      $91,926
                                                             ========      ========      ========      =======

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                      PRIME               U.S. TREASURY SECURITIES             MUNICIPAL
                                                MONEY MARKET FUND             MONEY MARKET FUND            MONEY MARKET FUND
                                           ---------------------------   ---------------------------   --------------------------
                                            SIX MONTHS        YEAR        SIX MONTHS        YEAR        SIX MONTHS       YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                           DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,    JUNE 30,
                                               2000           2000           2000           2000           2000          2000
                                           ------------   ------------   ------------   ------------   ------------   -----------
                                           (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued ............  $ 7,572,633    $ 18,802,209   $ 5,087,237    $ 11,378,663    $ 800,804     $ 1,327,449
 Dividends reinvested ...................       31,156          49,392         1,402           4,160          412             667
 Cost of shares redeemed ................   (8,578,503)    (18,025,127)   (5,902,639)    (12,196,655)    (603,713)     (1,436,252)
                                           -----------    ------------   -----------    ------------    ---------     -----------
 Change in net assets from Class I
   capital transactions .................  $  (974,714)   $    826,474   $  (814,000)   $   (813,832)   $ 197,503     $  (108,136)
                                           ===========    ============   ===========    ============    =========     ===========
CLASS A SHARES:
 Proceeds from shares issued ............  $ 5,573,506    $  7,995,101   $ 4,739,002    $  6,181,108    $ 638,286     $   948,673
 Dividends reinvested ...................       60,355         101,306        16,389          30,766        5,380           8,342
 Cost of shares redeemed ................   (4,672,391)     (7,762,268)   (3,763,207)     (6,438,932)    (614,163)       (946,994)
                                           -----------    ------------   -----------    ------------    ---------     -----------
 Change in net assets from Class A
   capital transactions .................  $   961,470    $    334,139   $   992,184    $   (227,058)   $  29,503     $    10,021
                                           ===========    ============   ===========    ============    =========     ===========
CLASS B SHARES:
 Proceeds from shares issued ............  $    10,208    $     28,794   $       181    $      1,635
 Dividends reinvested ...................          395             619            25              48
 Cost of shares redeemed ................       (8,642)        (22,703)         (279)         (1,638)
                                           -----------    ------------   -----------    ------------
 Change in net assets from Class B
   capital transactions .................  $     1,961    $      6,710   $       (73)   $         45
                                           ===========    ============   ===========    ============
CLASS C SHARES:
 Proceeds from shares issued ............  $     2,642    $        960   $        72    $      1,866
 Dividends reinvested ...................           22              --             9              23
 Cost of shares redeemed ................       (2,685)           (112)         (385)         (2,046)
                                           -----------    ------------   -----------    ------------
 Change in net assets from Class C
   capital transactions .................  $       (21)   $        848   $      (304)   $       (157)
                                           ===========    ============   ===========    ============
SERVICE CLASS SHARES:
 Proceeds from shares issued ............  $     8,743    $     12,515   $       377    $        627    $   1,162     $     1,092
 Dividends reinvested ...................          177             154             3               5            6               4
 Cost of shares redeemed ................       (5,900)         (6,450)         (143)           (554)      (1,007)           (690)
                                           -----------    ------------   -----------    ------------    ---------     -----------
 Change in net assets from Service Class
   capital transactions .................  $     3,020    $      6,219   $       237    $         78    $     161     $       406
                                           ===========    ============   ===========    ============    =========     ===========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued .................................    7,572,631      18,802,209     5,087,237      11,378,662      800,804       1,327,449
 Reinvested .............................       31,156          49,392         1,402           4,160          412             667
 Redeemed ...............................   (8,578,504)    (18,025,132)   (5,902,638)    (12,196,654)    (603,713)     (1,436,252)
                                           -----------    ------------   -----------    ------------    ---------     -----------
 Change in Class I Shares ...............     (974,717)        826,469      (813,999)       (813,832)     197,503        (108,136)
                                           ===========    ============   ===========    ============    =========     ===========
CLASS A SHARES:
 Issued .................................    5,573,512       7,995,141     4,739,002       6,181,106      638,286         948,674
 Reinvested .............................       60,355         101,306        16,389          30,766        5,380           8,342
 Redeemed ...............................   (4,672,392)     (7,762,317)   (3,763,208)     (6,438,930)    (614,163)       (946,994)
                                           -----------    ------------   -----------    ------------    ---------     -----------
 Change in Class A Shares ...............      961,475         334,130       992,183        (227,058)      29,503          10,022
                                           ===========    ============   ===========    ============    =========     ===========
CLASS B SHARES:
 Issued .................................       10,209          28,797           181           1,635
 Reinvested .............................          395             619            25              48
 Redeemed ...............................       (8,643)        (22,705)         (279)         (1,638)
                                           -----------    ------------   -----------    ------------
 Change in Class B Shares ...............        1,961           6,711           (73)             45
                                           ===========    ============   ===========    ============
CLASS C SHARES:
 Issued .................................        2,642             960            71           1,866
 Reinvested .............................           22              --             9              23
 Redeemed ...............................       (2,685)           (112)         (385)         (2,046)
                                           -----------    ------------   -----------    ------------
 Change in Class C Shares ...............          (21)            848          (305)           (157)
                                           ===========    ============   ===========    ============
SERVICE CLASS SHARES:
 Issued .................................        8,743          12,516           377             627        1,162           1,092
 Reinvested .............................          177             154             3               5            6               4
 Redeemed ...............................       (5,900)         (6,450)         (143)           (554)      (1,007)           (690)
                                           -----------    ------------   -----------    ------------    ---------     -----------
 Change in Service Class Shares .........        3,020           6,220           237              78          161             406
                                           ===========    ============   ===========    ============    =========     ===========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                            MICHIGAN MUNICIPAL             OHIO MUNICIPAL
                                                             MONEY MARKET FUND            MONEY MARKET FUND
                                                         -------------------------    -------------------------
                                                          SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                                            ENDED          ENDED         ENDED          ENDED
                                                         DECEMBER 31,    JUNE 30,     DECEMBER 31,    JUNE 30,
                                                             2000          2000           2000          2000
                                                         ------------    ---------    ------------    ---------
                                                         (UNAUDITED)                  (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued .........................   $ 129,186      $ 240,870      $ 79,463      $ 166,430
  Dividends reinvested ................................          95            139             5             25
  Cost of shares redeemed .............................    (118,600)      (220,320)      (69,734)      (160,116)
                                                          ---------      ---------      --------      ---------
  Change in net assets from Class I capital
    transactions ......................................   $  10,681      $  20,689      $  9,734      $   6,339
                                                          =========      =========      ========      =========
CLASS A SHARES:
  Proceeds from shares issued .........................   $  85,037      $ 171,922      $ 74,598      $ 104,251
  Dividends reinvested ................................         997          1,418           603          1,104
  Cost of shares redeemed .............................     (77,717)      (166,147)      (60,189)      (112,693)
                                                          ---------      ---------      --------      ---------
  Change in net assets from Class A capital
    transactions ......................................   $   8,317      $   7,193      $ 15,012      $  (7,338)
                                                          =========      =========      ========      =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued ..............................................     129,188        240,870        79,463        166,430
  Reinvested ..........................................          95            139             5             25
  Redeemed ............................................    (118,600)      (220,320)      (69,734)      (160,116)
                                                          ---------      ---------      --------      ---------
  Change in Class I Shares ............................      10,683         20,689         9,734          6,339
                                                          =========      =========      ========      =========
CLASS A SHARES:
  Issued ..............................................      85,045        171,922        74,598        104,251
  Reinvested ..........................................         997          1,418           603          1,104
  Redeemed ............................................     (77,718)      (166,147)      (60,189)      (112,693)
                                                          ---------      ---------      --------      ---------
  Change in Class A Shares ............................       8,324          7,193        15,012         (7,338)
                                                          =========      =========      ========      =========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          PRIME MONEY MARKET FUND
                                          ---------------------------------------------------------------------------------------
                                                                              CLASS I SHARES
                                          ---------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                  YEAR ENDED JUNE 30,
                                          DECEMBER 31,     ----------------------------------------------------------------------
                                              2000            2000           1999           1998           1997           1996
                                          ------------     ----------     ----------     ----------     ----------     ----------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ...   $    1.000      $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                           ----------      ----------     ----------     ----------     ----------     ----------
Investment Activities:
  Net investment income ................        0.031           0.054          0.049          0.053          0.051          0.054
                                           ----------      ----------     ----------     ----------     ----------     ----------
Distributions:
  Net investment income ................       (0.031)         (0.054)        (0.049)        (0.053)        (0.051)        (0.054)
                                           ----------      ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD .........   $    1.000      $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                           ==========      ==========     ==========     ==========     ==========     ==========
Total Return ...........................         3.15%(a)        5.51%          4.98%          5.39%          5.20%          5.49%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....   $5,249,800      $6,224,509     $5,398,206     $2,616,698     $2,563,768     $2,186,562
  Ratio of expenses to average net
    assets .............................         0.52%(b)        0.52%          0.50%          0.51%          0.48%          0.44%
  Ratio of net investment income to
    average net assets .................         6.17%(b)        5.39%          4.79%          5.26%          5.06%          5.34%
  Ratio of expenses to average net
    assets* ............................         0.52%(b)        0.55%          0.54%          0.58%          0.56%          0.55%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          PRIME MONEY MARKET FUND
                                          ---------------------------------------------------------------------------------------
                                                                              CLASS A SHARES
                                          ---------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                  YEAR ENDED JUNE 30,
                                          DECEMBER 31,     ----------------------------------------------------------------------
                                              2000            2000           1999           1998           1997           1996
                                          ------------     ----------     ----------     ----------     ----------     ----------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ...   $    1.000      $    1.000     $    1.000      $  1.000       $  1.000       $  1.000
                                           ----------      ----------     ----------      --------       --------       --------
Investment Activities:
  Net investment income ................        0.030           0.051          0.046         0.050          0.048          0.051
                                           ----------      ----------     ----------      --------       --------       --------
Distributions:
  Net investment income ................       (0.030)         (0.051)        (0.046)       (0.050)        (0.048)        (0.051)
                                           ----------      ----------     ----------      --------       --------       --------
NET ASSET VALUE, END OF PERIOD .........   $    1.000      $    1.000     $    1.000      $  1.000       $  1.000       $  1.000
                                           ==========      ==========     ==========      ========       ========       ========
Total Return ...........................         3.02%(a)        5.25%          4.72%         5.13%          4.94%          5.22%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....   $4,466,542      $3,505,068     $3,171,028      $605,291       $332,646       $315,374
  Ratio of expenses to average net
    assets .............................         0.77%(b)        0.77%          0.75%         0.76%          0.73%          0.69%
  Ratio of net investment income to
    average net assets .................         5.92%(b)        5.13%          4.47%         5.01%          4.83%          5.09%
  Ratio of expenses to average net
    assets* ............................         0.77%(b)        0.80%          0.79%         0.83%          0.91%          0.90%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               PRIME MONEY MARKET FUND
                                              ---------------------------------------------------------
                                                                   CLASS B SHARES
                                              ---------------------------------------------------------
                                               SIX MONTHS                                  NOVEMBER 12,
                                                 ENDED           YEAR ENDED JUNE 30,         1996 TO
                                              DECEMBER 31,   ---------------------------     JUNE 30,
                                                  2000        2000      1999      1998       1997 (a)
                                              ------------   -------   -------   -------   ------------
                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .......    $ 1.000      $ 1.000   $ 1.000   $ 1.000     $ 1.000
                                                -------      -------   -------   -------     -------
Investment Activities:
  Net investment income ....................      0.026        0.044     0.039     0.043       0.026
                                                -------      -------   -------   -------     -------
Distributions:
  Net investment income ....................     (0.026)      (0.044)   (0.039)   (0.043)     (0.026)
                                                -------      -------   -------   -------     -------
NET ASSET VALUE, END OF PERIOD .............    $ 1.000      $ 1.000   $ 1.000   $ 1.000     $ 1.000
                                                =======      =======   =======   =======     =======
Total Return ...............................       2.63%(b)     4.47%     3.94%     4.35%       2.63%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........    $18,525      $16,564   $ 9,854   $ 1,912     $   618
  Ratio of expenses to average net
     assets ................................       1.52%(c)     1.52%     1.50%     1.51%       1.51%(c)
  Ratio of net investment income to average
     net assets ............................       5.17%(c)     4.42%     3.80%     4.25%       4.16%(c)
  Ratio of expenses to average net
     assets* ...............................       1.52%(c)     1.55%     1.54%     1.57%       1.59%(c)

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  PRIME MONEY MARKET FUND
                                               -------------------------------------------------------------
                                                   CLASS C SHARES               SERVICE CLASS SHARES
                                               -----------------------   -----------------------------------
                                                SIX MONTHS    MAY 31,     SIX MONTHS      YEAR     APRIL 16,
                                                  ENDED       2000 TO       ENDED        ENDED      1999 TO
                                               DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,   JUNE 30,
                                                   2000       2000 (A)       2000         2000     1999 (a)
                                               ------------   --------   ------------   --------   ---------
                                               (UNAUDITED)               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ........    $ 1.000      $ 1.000      $ 1.000      $ 1.000     $ 1.000
                                                 -------      -------      -------      -------     -------
Investment Activities:
  Net investment income .....................      0.026        0.004        0.028        0.048       0.008
                                                 -------      -------      -------      -------     -------
Distributions:
  Net investment income .....................     (0.026)      (0.004)      (0.028)      (0.048)     (0.008)
                                                 -------      -------      -------      -------     -------
NET ASSET VALUE, END OF PERIOD ..............    $ 1.000      $ 1.000      $ 1.000      $ 1.000     $ 1.000
                                                 =======      =======      =======      =======     =======
Total Return ................................       2.63%(b)     0.43%(b)      2.86%(b)    4.94%       0.84%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .........    $   827      $   848      $ 9,313      $ 6,293     $    73
  Ratio of expenses to average net assets ...       1.52%(c)     1.52%(c)      1.07%(c)    1.07%       1.05%(c)
  Ratio of net investment income to average
     net assets .............................       5.17%(c)     5.11%(c)      5.62%(c)    5.03%       4.02%(c)
  Ratio of expenses to average net
     assets* ................................       1.52%(c)     1.55%(c)      1.07%(c)    1.30%       1.28%(c)

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                U.S. TREASURY SECURITIES MONEY MARKET FUND
                                         ----------------------------------------------------------------------------------------
                                                                              CLASS I SHARES
                                         ----------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                   YEAR ENDED JUNE 30,
                                         DECEMBER 31,     -----------------------------------------------------------------------
                                             2000            2000           1999           1998           1997            1996
                                         ------------     ----------     ----------     ----------     ----------      ----------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD ..............................   $    1.000      $    1.000     $    1.000     $    1.000     $    1.000      $    1.000
                                          ----------      ----------     ----------     ----------     ----------      ----------
Investment Activities:
  Net investment income ...............        0.030           0.050          0.045          0.051          0.050           0.052
                                          ----------      ----------     ----------     ----------     ----------      ----------
Distributions:
  Net investment income ...............       (0.030)         (0.050)        (0.045)        (0.051)        (0.050)(a)      (0.052)
                                          ----------      ----------     ----------     ----------     ----------      ----------
NET ASSET VALUE, END OF PERIOD ........   $    1.000      $    1.000     $    1.000     $    1.000     $    1.000      $    1.000
                                          ==========      ==========     ==========     ==========     ==========      ==========
Total Return ..........................         3.02%(b)        5.12%          4.63%          5.19%          5.07%           5.34%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...   $3,971,546      $4,785,390     $5,599,894     $3,025,608     $2,243,376      $1,844,590
  Ratio of expenses to average net
    assets ............................         0.52%(c)        0.51%          0.51%          0.52%          0.46%           0.42%
  Ratio of net investment income to
    average net assets ................         5.93%(c)        4.98%          4.52%          5.07%          4.95%           5.17%
  Ratio of expenses to average net
    assets* ...........................         0.52%(c)        0.54%          0.54%          0.60%          0.57%           0.56%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Includes $0.000002 short term capital gain.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                U.S. TREASURY SECURITIES MONEY MARKET FUND
                                         ----------------------------------------------------------------------------------------
                                                                              CLASS A SHARES
                                         ----------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                   YEAR ENDED JUNE 30,
                                         DECEMBER 31,      ----------------------------------------------------------------------
                                             2000             2000           1999           1998           1997           1996
                                         ------------      ----------     ----------     ----------     ----------     ----------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD ..............................   $    1.000       $    1.000     $    1.000      $  1.000       $  1.000       $  1.000
                                          ----------       ----------     ----------      --------       --------       --------
Investment Activities:
  Net investment income ...............        0.029            0.048          0.043         0.048          0.047          0.050
                                          ----------       ----------     ----------      --------       --------       --------
Distributions:
  Net investment income ...............       (0.029)          (0.048)        (0.043)       (0.048)        (0.047)(a)     (0.050)
                                          ----------       ----------     ----------      --------       --------       --------
NET ASSET VALUE, END OF PERIOD ........   $    1.000       $    1.000     $    1.000      $  1.000       $  1.000       $  1.000
                                          ==========       ==========     ==========      ========       ========       ========
Total Return ..........................         2.89%(b)         4.86%          4.37%         4.92%          4.81%          5.08%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...   $2,838,416       $1,846,153     $2,073,442      $861,350       $530,164       $110,864
  Ratio of expenses to average net
    assets ............................         0.77%(c)         0.76%          0.76%         0.77%          0.72%          0.67%
  Ratio of net investment income to
    average net assets ................         5.68%(c)         4.74%          4.21%         4.82%          4.71%          4.92%
  Ratio of expenses to average net
    assets* ...........................         0.77%(c)         0.79%          0.79%         0.86%          0.93%          0.91%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Includes $0.000002 short term capital gain.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                     U.S. TREASURY SECURITIES MONEY MARKET FUND
                                              ---------------------------------------------------------
                                                                   CLASS B SHARES
                                              ---------------------------------------------------------
                                               SIX MONTHS                                  NOVEMBER 21,
                                                 ENDED           YEAR ENDED JUNE 30,         1996 TO
                                              DECEMBER 31,   ---------------------------     JUNE 30,
                                                  2000        2000      1999      1998       1997 (a)
                                              ------------   -------   -------   -------   ------------
                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .......    $ 1.000      $ 1.000   $ 1.000   $ 1.000     $ 1.000
                                                -------      -------   -------   -------     -------
Investment Activities:
  Net investment income ....................      0.025        0.040     0.035     0.041       0.024
                                                -------      -------   -------   -------     -------
Distributions:
  Net investment income ....................     (0.025)      (0.040)   (0.035)   (0.041)     (0.024)(b)
                                                -------      -------   -------   -------     -------
NET ASSET VALUE, END OF PERIOD .............    $ 1.000      $ 1.000   $ 1.000   $ 1.000     $ 1.000
                                                =======      =======   =======   =======     =======
Total Return ...............................       2.51%(c)     4.08%     3.60%     4.14%       2.44%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........    $   984      $ 1,057   $ 1,012   $   181     $    49
  Ratio of expenses to average net
     assets ................................       1.52%(d)     1.51%     1.51%     1.52%       1.48%(d)
  Ratio of net investment income to average
     net assets ............................       4.93%(d)     3.97%     3.43%     4.06%       3.97%(d)
  Ratio of expenses to average net
     assets* ...............................       1.52%(d)     1.54%     1.54%     1.60%       1.59%(d)

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Includes $0.000002 short term capital gain.

(c) Not annualized.

(d) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                     --------------------------------------------------
                                                                       CLASS C SHARES
                                                     --------------------------------------------------
                                                      SIX MONTHS         YEAR ENDED        FEBRUARY 18,
                                                        ENDED             JUNE 30,           1998 TO
                                                     DECEMBER 31,    ------------------      JUNE 30,
                                                         2000         2000       1999        1998 (a)
                                                     ------------    -------    -------    ------------
                                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ..............    $ 1.000       $ 1.000    $ 1.000      $ 1.000
                                                       -------       -------    -------      -------
Investment Activities:
  Net investment income ...........................      0.025         0.040      0.035        0.015
                                                       -------       -------    -------      -------
Distributions:
  Net investment income ...........................     (0.025)       (0.040)    (0.035)      (0.015)
                                                       -------       -------    -------      -------
NET ASSET VALUE, END OF PERIOD ....................    $ 1.000       $ 1.000    $ 1.000      $ 1.000
                                                       =======       =======    =======      =======
Total Return ......................................       2.51%(b)      4.08%      3.59%        1.47%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...............    $   222       $   526    $   684      $     1
  Ratio of expenses to average net assets .........       1.52%(c)      1.51%      1.51%        1.57%(c)
  Ratio of net investment income to average net
     assets .......................................       4.90%(c)      3.96%      3.35%        4.01%(c)
  Ratio of expenses to average net assets* ........       1.52%(c)      1.54%      1.54%        1.57%(c)

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    U.S. TREASURY SECURITIES
                                                                        MONEY MARKET FUND
                                                              -------------------------------------
                                                                      SERVICE CLASS SHARES
                                                              -------------------------------------
                                                               SIX MONTHS       YEAR      APRIL 16,
                                                                 ENDED         ENDED       1999 TO
                                                              DECEMBER 31,    JUNE 30,    JUNE 30,
                                                                  2000          2000      1999 (a)
                                                              ------------    --------    ---------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .......................    $ 1.000       $ 1.000      $ 1.000
                                                                -------       -------      -------
Investment Activities:
  Net investment income ....................................      0.027         0.045        0.008
                                                                -------       -------      -------
Distributions:
  Net investment income ....................................     (0.027)       (0.045)      (0.008)
                                                                -------       -------      -------
NET ASSET VALUE, END OF PERIOD .............................    $ 1.000       $ 1.000      $ 1.000
                                                                =======       =======      =======
Total Return ...............................................       2.74%(b)      4.54%        0.77%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................    $   320       $    83      $     5
  Ratio of expenses to average net assets ..................       1.07%(c)      1.07%        1.06%(c)
  Ratio of net investment income to average net assets .....       5.38%(c)      4.44%        3.71%(c)
  Ratio of expenses to average net assets* .................       1.07%(c)      1.30%        1.27%(c)

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        MUNICIPAL MONEY MARKET FUND
                                          ---------------------------------------------------------------------------------------
                                                                              CLASS I SHARES
                                          ---------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                  YEAR ENDED JUNE 30,
                                          DECEMBER 31,     ----------------------------------------------------------------------
                                              2000            2000           1999           1998           1997           1996
                                          ------------     ----------     ----------     ----------     ----------     ----------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ...   $    1.000       $  1.000      $    1.000      $  1.000       $  1.000       $  1.000
                                           ----------       --------      ----------      --------       --------       --------
Investment Activities:
  Net investment income ................        0.019          0.033           0.028         0.032          0.031          0.033
                                           ----------       --------      ----------      --------       --------       --------
Distributions:
  Net investment income ................       (0.019)        (0.033)         (0.028)       (0.032)        (0.031)        (0.033)
                                           ----------       --------      ----------      --------       --------       --------
NET ASSET VALUE, END OF PERIOD .........   $    1.000       $  1.000      $    1.000      $  1.000       $  1.000       $  1.000
                                           ==========       ========      ==========      ========       ========       ========
Total Return ...........................         1.96%(a)       3.38%           2.88%         3.27%          3.19%          3.34%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....   $1,166,664       $969,070      $1,077,205      $498,127       $467,420       $459,807
  Ratio of expenses to average net
    assets .............................         0.45%(b)       0.46%           0.46%         0.45%          0.43%          0.41%
  Ratio of net investment income to
    average net assets .................         3.87%(b)       3.31%           2.84%         3.22%          3.16%          3.29%
  Ratio of expenses to average net
    assets* ............................         0.45%(b)       0.54%           0.56%         0.56%          0.55%          0.59%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        MUNICIPAL MONEY MARKET FUND
                                          ---------------------------------------------------------------------------------------
                                                                              CLASS A SHARES
                                          ---------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                  YEAR ENDED JUNE 30,
                                          DECEMBER 31,     ----------------------------------------------------------------------
                                              2000            2000           1999           1998           1997           1996
                                          ------------     ----------     ----------     ----------     ----------     ----------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ...    $  1.000        $  1.000       $  1.000       $  1.000       $ 1.000        $ 1.000
                                            --------        --------       --------       --------       -------        -------
Investment Activities:
  Net investment income ................       0.018           0.031          0.026          0.030         0.029          0.030
                                            --------        --------       --------       --------       -------        -------
Distributions:
  Net investment income ................      (0.018)         (0.031)        (0.026)        (0.030)       (0.029)        (0.030)
                                            --------        --------       --------       --------       -------        -------
NET ASSET VALUE, END OF PERIOD .........    $  1.000        $  1.000       $  1.000       $  1.000       $ 1.000        $ 1.000
                                            ========        ========       ========       ========       =======        =======
Total Return ...........................        1.83%(a)        3.12%          2.63%          3.01%         2.97%          3.08%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....    $468,015        $438,468       $428,448       $104,809       $48,185        $50,720
  Ratio of expenses to average net
    assets .............................        0.70%(b)        0.71%          0.70%          0.70%         0.68%          0.66%
  Ratio of net investment income to
    average net assets .................        3.62%(b)        3.06%          2.59%          2.97%         2.91%          3.04%
  Ratio of expenses to average net
    assets* ............................        0.70%(b)        0.79%          0.80%          0.81%         0.90%          0.94%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   MUNICIPAL MONEY MARKET FUND
                                                              -------------------------------------
                                                                      SERVICE CLASS SHARES
                                                              -------------------------------------
                                                               SIX MONTHS       YEAR      APRIL 16,
                                                                 ENDED         ENDED       1999 TO
                                                              DECEMBER 31,    JUNE 30,    JUNE 30,
                                                                  2000          2000      1999 (a)
                                                              ------------    --------    ---------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .......................    $ 1.000       $ 1.000      $ 1.000
                                                                -------       -------      -------
Investment Activities:
  Net investment income ....................................      0.017         0.028        0.005
                                                                -------       -------      -------
Distributions:
  Net investment income ....................................     (0.017)       (0.028)      (0.005)
                                                                -------       -------      -------
NET ASSET VALUE, END OF PERIOD .............................    $ 1.000       $ 1.000        1.000
                                                                =======       =======      =======
Total Return ...............................................       1.67%(b)      2.81%        0.50%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................    $   603       $   442      $    36
  Ratio of expenses to average net assets ..................       1.00%(c)      1.01%        1.00%(c)
  Ratio of net investment income to average net assets .....       3.32%(c)      3.01%        2.45%(c)
  Ratio of expenses to average net assets* .................       1.00%(c)      1.29%        1.29%(c)

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  MICHIGAN MUNICIPAL MONEY MARKET FUND
                                        -----------------------------------------------------------------------------------------
                                                                             CLASS I SHARES
                                        -----------------------------------------------------------------------------------------
                                         SIX MONTHS         YEAR        SIX MONTHS            YEAR ENDED              MARCH 30,
                                           ENDED           ENDED          ENDED              DECEMBER 31,              1996 TO
                                        DECEMBER 31,      JUNE 30,       JUNE 30,      -------------------------     DECEMBER 31,
                                            2000            2000         1999 (a)         1998           1997          1996 (b)
                                        ------------     ----------     ----------     ----------     ----------     ------------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD .............................    $  1.000        $  1.000       $ 1.000        $  1.000       $ 1.000         $ 1.000
                                          --------        --------       -------        --------       -------         -------
Investment Activities:
  Net investment income ..............       0.019           0.033         0.013           0.030         0.032           0.023
                                          --------        --------       -------        --------       -------         -------
Distributions:
  Net investment income ..............      (0.019)         (0.033)       (0.013)         (0.030)       (0.032)         (0.023)
                                          --------        --------       -------        --------       -------         -------
NET ASSET VALUE, END OF PERIOD .......    $  1.000        $  1.000       $ 1.000        $  1.000       $ 1.000         $ 1.000
                                          ========        ========       =======        ========       =======         =======
Total Return .........................        1.94%(c)        3.32%         1.34%(c)        3.02%         3.26%           3.03%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000) ............................    $122,582        $111,900       $91,211        $110,833       $74,888         $49,521
  Ratio of expenses to average net
    assets ...........................        0.45%(d)        0.47%         0.49%(d)        0.50%         0.50%           0.59%(d)
  Ratio of net investment income to
    average net assets ...............        3.82%(d)        3.33%         2.65%(d)        2.97%         3.20%           3.02%(d)
  Ratio of expenses to average net
    assets* ..........................        0.45%(d)        0.56%         0.57%(d)        0.53%         0.54%           0.62%(d)

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Money Market Fund became the Michigan Municipal Money Market Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Money Market Fund.

(b) Period from commencement of operations.

(c) Not annualized.

(d) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         MICHIGAN MUNICIPAL MONEY MARKET FUND
                                     -----------------------------------------------------------------------------
                                                                    CLASS A SHARES
                                     -----------------------------------------------------------------------------
                                      SIX MONTHS      YEAR     SIX MONTHS
                                        ENDED        ENDED       ENDED             YEAR ENDED DECEMBER 31,
                                     DECEMBER 31,   JUNE 30,    JUNE 30,    --------------------------------------
                                         2000         2000      1999 (a)     1998      1997      1996       1995
                                     ------------   --------   ----------   -------   -------   -------   --------
                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD ..........................    $ 1.000      $ 1.000     $ 1.000     $ 1.000   $ 1.000   $ 1.000   $  1.000
                                       -------      -------     -------     -------   -------   -------   --------
Investment Activities:
  Net investment income ...........      0.018        0.030       0.012       0.027     0.030     0.029      0.033
                                       -------      -------     -------     -------   -------   -------   --------
Distributions:
  Net investment income ...........     (0.018)      (0.030)     (0.012)     (0.027)   (0.030)   (0.029)    (0.033)
                                       -------      -------     -------     -------   -------   -------   --------
NET ASSET VALUE, END OF PERIOD ....    $ 1.000      $ 1.000     $ 1.000     $ 1.000   $ 1.000   $ 1.000   $  1.000
                                       =======      =======     =======     =======   =======   =======   ========
Total Return ......................       1.81%(b)     3.06%       1.21%(b)    2.76%     3.00%     2.93%      3.32%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000) .........................    $84,610      $76,294     $69,101     $64,283   $29,202   $72,089   $122,057
  Ratio of expenses to average net
    assets ........................       0.70%(c)     0.72%       0.75%(c)    0.75%     0.75%     0.74%      0.69%
  Ratio of net investment income to
    average net assets ............       3.57%(c)     3.03%       2.42%(c)    2.72%     2.95%     2.87%      3.30%
  Ratio of expenses to average net
    assets* .......................       0.70%(c)     0.81%       0.84%(c)    0.78%     0.79%     0.77%      0.76%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Money Market Fund became the Michigan Municipal Money Market Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Money Market Fund.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     OHIO MUNICIPAL MONEY MARKET FUND
                                          ---------------------------------------------------------------------------------------
                                                                              CLASS I SHARES
                                          ---------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                  YEAR ENDED JUNE 30,
                                          DECEMBER 31,     ----------------------------------------------------------------------
                                              2000            2000           1999           1998           1997           1996
                                          ------------     ----------     ----------     ----------     ----------     ----------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ...    $ 1.000         $ 1.000        $ 1.000        $ 1.000        $ 1.000        $ 1.000
                                            -------         -------        -------        -------        -------        -------
Investment Activities:
  Net investment income ................      0.019           0.033          0.028          0.033          0.032          0.033
                                            -------         -------        -------        -------        -------        -------
Distributions:
  Net investment income ................     (0.019)         (0.033)        (0.028)        (0.033)        (0.032)        (0.032)
  In excess of net investment income ...         --              --             --             --             --         (0.001)
                                            -------         -------        -------        -------        -------        -------
    Total Distributions ................     (0.019)         (0.033)        (0.028)        (0.033)        (0.032)        (0.033)
                                            -------         -------        -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD .........    $ 1.000         $ 1.000        $ 1.000        $ 1.000        $ 1.000        $ 1.000
                                            =======         =======        =======        =======        =======        =======
Total Return ...........................       1.92%(a)        3.32%          2.88%          3.31%          3.22%          3.34%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....    $71,824         $62,084        $55,745        $77,224        $56,442        $55,915
  Ratio of expenses to average net
    assets .............................       0.45%(b)        0.45%          0.42%          0.40%          0.40%          0.41%
  Ratio of net investment income to
    average net assets .................       3.81%(b)        3.26%          2.85%          3.27%          3.17%          3.19%
  Ratio of expenses to average net
    assets* ............................       0.45%(b)        0.52%          0.55%          0.53%          0.53%          0.71%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     OHIO MUNICIPAL MONEY MARKET FUND
                                          ---------------------------------------------------------------------------------------
                                                                              CLASS A SHARES
                                          ---------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                  YEAR ENDED JUNE 30,
                                          DECEMBER 31,     ----------------------------------------------------------------------
                                              2000            2000           1999           1998           1997           1996
                                          ------------     ----------     ----------     ----------     ----------     ----------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ...    $ 1.000         $ 1.000        $ 1.000        $ 1.000        $ 1.000        $ 1.000
                                            -------         -------        -------        -------        -------        -------
Investment Activities:
  Net investment income ................      0.018           0.030          0.026          0.030          0.029          0.030
                                            -------         -------        -------        -------        -------        -------
Distributions:
  Net investment income ................     (0.018)         (0.030)        (0.026)        (0.030)        (0.029)        (0.029)
  In excess of net investment income ...         --              --             --             --             --         (0.001)
                                            -------         -------        -------        -------        -------        -------
    Total Distributions ................     (0.018)         (0.030)        (0.026)        (0.030)        (0.029)        (0.030)
                                            -------         -------        -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD .........    $ 1.000         $ 1.000        $ 1.000        $ 1.000        $ 1.000        $ 1.000
                                            =======         =======        =======        =======        =======        =======
Total Return ...........................       1.79%(a)        3.06%          2.62%          3.06%          2.96%          3.08%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....    $44,858         $29,842        $37,180        $39,100        $30,479        $41,132
  Ratio of expenses to average net
    assets .............................       0.70%(b)        0.70%          0.67%          0.65%          0.65%          0.66%
  Ratio of net investment income to
    average net assets .................       3.56%(b)        3.00%          2.60%          2.98%          2.90%          2.94%
  Ratio of expenses to average net
    assets* ............................       0.70%(b)        0.77%          0.80%          0.78%          0.88%          1.06%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2000
(Unaudited)

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Ohio Municipal Money Market Fund (individually, a "Fund"; collectively, the "Funds") only. Each Fund is a diversified mutual fund, except the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund, which are non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor") to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Funds require that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Funds to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

     SECURITIES LENDING

     To generate additional income, the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund may lend up to 33 1/3% of each Fund's total assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities and letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration, which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

     borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 2000, the Funds had no securities on loan.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes. Amortization and accretion are calculated using the straight-line method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses, which are attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Net investment income, for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-six series and six classes of shares: Class I, Class A, Class B, Class C, Class S and Service Class. Currently, the Trust consists of fifty-one active funds. The Funds are each authorized to issue Class I, Class A, Class C and Service Class shares. Class A shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the funds' prospectus. In addition, the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund are authorized to issue Class B shares. As of December 31, 2000, there were no shareholders in Class C (except for the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund) and Service Class of the Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund. Certain redemptions of Class B and Class C shares are subject to a contingent deferred sales charge in accordance with the Funds'

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

   prospectus. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. See Schedules of Capital Stock Activity.

4. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.35% of the average daily net assets of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the Municipal Money Market Fund, and the Michigan Municipal Money Market Fund; and 0.30% of the Ohio Municipal Money Market Fund.

   The Trust and One Group Administrative Services, Inc. (the "Administrator") are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (the "Investor Funds") and the Treasury Only Money Market Fund, the Government Money Market Fund and the Institutional Prime Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   Prior to December 1, 2000, the Trust and The One Group Services Company (the "Prior Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., served as parties to an administration agreement. Under the agreement the Prior Administrator provided services for a fee that is computed identical to the agreement above which is between the Trust and the Administrator. In addition, prior to December 1, 2000, the Administrator served as Sub-Administrator to each Fund of the Trust and performed many of the Prior Administrator's duties, for which the Administrator received a fee paid by the Prior Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the funds are sold on a continuous basis. Class A shares, Class B shares, Class C shares and Service Class shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.25% of the average daily net assets of Class A shares of each of the funds, 1.00% of the average daily net assets of Class B and Class C shares and 0.75% of the average daily net assets of the Service Class shares of each of the funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.55% of average daily net assets of the Service Class shares of each fund. Up to 0.25% of the fees payable under the Plans may be used as compensation of shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Class I shares of each Fund are offered without distribution fees.

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Prior Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

   Fees may be reduced to assist the Funds in maintaining competitive expense ratios. For the six months ended December 31, 2000, fees in the following amounts were waived from the Funds (amounts in thousands):

                                                             INVESTMENT                        DISTRIBUTION
                                                            ADVISORY FEES    ADMINISTRATION     FEES WAIVED
    FUND                                                       WAIVED         FEES WAIVED      SERVICE CLASS
    ----                                                    -------------    --------------    -------------
    Prime Money Market Fund ..............................     $1,476              $--              $7
    U.S. Treasury Securities Money Market Fund ...........        592              --               --(a)
    Municipal Money Market Fund ..........................        614              --                1
    Michigan Municipal Money Market Fund .................         80               4
    Ohio Municipal Money Market Fund .....................         21              --(a)

   ---------------
   (a) Amount is less than $1,000.

5. CONCENTRATION OF CREDIT RISK:

   The Michigan and Ohio Municipal Money Market Funds, respectively, invest primarily in debt obligations issued by the States of Michigan and Ohio and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of Michigan's and Ohio's specific municipal securities than are municipal money market funds that are not concentrated in these issuers to the same extent.

6. LINE OF CREDIT:

   The Trust, State Street Bank and Trust Company ("State Street"), and a group of banks (collectively, the "Banks") have a financing agreement. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $300 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds in the Trust.

   As of December 31, 2000, there were no loans outstanding under this agreement. During the six months ended December 31, 2000, borrowings by the Funds under the Agreement were as follows (dollars in thousands):

                                                                      AVERAGE             AVERAGE
    FUND                                                         AMOUNT OUTSTANDING    INTEREST RATE
    ----                                                         ------------------    -------------
    Prime Money Market Fund.....................................         $211               7.00%

   The average amount outstanding was calculated based on daily balances during the period.

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

 One Group is distributed by The One Group Services Company, which is not affiliated with BANK ONE CORPORATION. Affiliates of BANK ONE CORPORATION receive fees for providing investment advisory, administrative and other services to the Funds.

 Call Investor Services at The One Group Service Center at 1 800 480 4111 for a prospectus containing complete information about charges and expenses. Read carefully before investing. Past performance is no guarantee of future results.

 BANC ONE
 INVESTMENT
 ADVISORS
 CORPORATION
 TOG-F-040-SAN (2/01)

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